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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08716

Evergreen Variable Annuity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for nine of its series, Evergreen VA Balanced Fund, Evergreen VA Core Bond Fund, Evergreen VA Diversified Income Builder Fund, Evergreen VA Fundamental Large Cap Fund, Evergreen VA Growth Fund, Evergreen VA High Income Fund, Evergreen VA International Equity Fund, Evergreen VA Omega Fund and Evergreen VA Special Values Fund, for the quarter ended September 30, 2007. These nine series have a December 31 fiscal year end.

Date of reporting period: September 30, 2007

Item 1 – Schedule of Investments

EVERGREEN VA BALANCED FUND SCHEDULE OF INVESTMENTS

September 30, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 11.7%
CONSUMER STAPLES 0.1%
Household Products 0.1%
Church & Dwight Co., 6.00%, 12/15/2012	$55,000	$53,212

ENERGY 1.5%
Energy Equipment & Services 0.7%
Bristow Group, Inc., 7.50%, 09/15/2017 144A	460,000	471,500

Oil, Gas & Consumable Fuels 0.8%
Peabody Energy Corp., 5.875%, 04/15/2016	569,000	560,465

FINANCIALS 0.8%
Real Estate Investment Trusts 0.8%
Saul Centers, Inc., 7.50%, 03/01/2014	600,000	561,000

INDUSTRIALS 5.1%
Electrical Equipment 3.2%
Baldor Electric Co., 8.625%, 02/15/2017	1,300,000	1,365,000
Belden, Inc., 7.00%, 03/15/2017 144A	150,000	149,250
General Cable Corp., 7.125%, 04/01/2017	750,000	738,750

		2,253,000

Machinery 1.9%
Actuant Corp., 6.875%, 06/15/2017 144A	1,367,000	1,353,330

INFORMATION TECHNOLOGY 1.6%
Electronic Equipment & Instruments 0.4%
Itron, Inc., 7.75%, 05/15/2012	275,000	270,248

IT Services 0.2%
Iron Mountain, Inc., 6.625%, 01/01/2016	160,000	150,400

Semiconductors & Semiconductor Equipment 1.0%
Freescale Semiconductor, Inc., 8.875%, 12/15/2014	750,000	727,500

MATERIALS 1.5%
Containers & Packaging 1.5%
Crown Holdings, Inc., 7.75%, 11/15/2015	1,000,000	1,037,500

UTILITIES 1.1%
Electric Utilities 1.1%
Reliant Energy, Inc., 7.625%, 06/15/2014	750,000	759,375

Total Corporate Bonds (cost $8,258,397)		8,197,530

	Shares	Value

COMMON STOCKS 78.3%
CONSUMER DISCRETIONARY 3.1%
Internet & Catalog Retail 2.1%
Amazon.com, Inc. *	15,971	1,487,699

Media 0.4%
Omnicom Group, Inc.	6,000	288,540

Multi-line Retail 0.6%
J.C. Penney Co., Inc.	5,953	377,241

CONSUMER STAPLES 6.7%
Beverages 1.7%
Diageo plc, ADR	8,387	735,792
PepsiCo, Inc.	6,274	459,633

		1,195,425

1

EVERGREEN VA BALANCED FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food & Staples Retailing 1.3%
CVS Caremark Corp.	22,021	$872,692

Food Products 0.4%
Kraft Foods, Inc., Class A	7,931	273,699

Household Products 2.2%
Procter & Gamble Co.	21,935	1,542,908

Tobacco 1.1%
Altria Group, Inc.	11,462	796,953

ENERGY 9.0%
Energy Equipment & Services 2.7%
Grant Prideco, Inc. *	3,500	190,820
Halliburton Co.	5,000	192,000
Noble Corp.	3,600	176,580
Pride International, Inc. *	6,000	219,300
Schlumberger, Ltd.	10,366	1,088,430

		1,867,130

Oil, Gas & Consumable Fuels 6.3%
Apache Corp.	5,000	450,300
BP plc, ADR	8,304	575,882
ConocoPhillips	7,489	657,310
Exxon Mobil Corp.	20,000	1,851,200
Marathon Oil Corp.	6,000	342,120
Peabody Energy Corp.	3,400	162,758
Valero Energy Corp.	5,500	369,490

		4,409,060

FINANCIALS 10.8%
Capital Markets 2.8%
Lazard, Ltd.	3,500	148,400
Legg Mason, Inc.	8,685	732,058
Merrill Lynch & Co., Inc.	4,543	323,825
State Street Corp.	6,969	475,007
T. Rowe Price Group, Inc.	5,891	328,070

		2,007,360

Consumer Finance 0.4%
American Express Co.	5,000	296,850

Diversified Financial Services 2.3%
Bank of America Corp.	18,000	904,860
Citigroup, Inc.	15,000	700,050

		1,604,910

Insurance 1.8%
American International Group, Inc.	4,000	270,600
Hartford Financial Services Group, Inc.	5,200	481,260
Prudential Financial, Inc.	5,029	490,730

		1,242,590

Real Estate Investment Trusts 3.5%
General Growth Properties, Inc.	10,000	536,200
Host Hotels & Resorts, Inc.	32,100	720,324
Mack-Cali Realty Corp.	7,800	320,580
Plum Creek Timber Co., Inc.	15,000	671,400
Simon Property Group, Inc.	2,000	200,000

		2,448,504

2

EVERGREEN VA BALANCED FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE 12.5%
Health Care Equipment & Supplies 3.6%
Baxter International, Inc.	12,743	$717,176
Inverness Medical Innovations, Inc. *	8,000	442,560
Medtronic, Inc.	9,911	559,080
St. Jude Medical, Inc. *	9,486	418,048
Zimmer Holdings, Inc. *	4,493	363,888

		2,500,752

Health Care Providers & Services 0.6%
WellPoint, Inc. *	5,000	394,600

Life Sciences Tools & Services 2.8%
Millipore Corp. *	7,000	530,600
PerkinElmer, Inc.	20,000	584,200
Thermo Fisher Scientific, Inc. *	15,000	865,800

		1,980,600

Pharmaceuticals 5.5%
Abbott Laboratories	10,561	566,281
Bristol-Myers Squibb Co.	33,250	958,265
Johnson & Johnson	10,243	672,965
Novartis AG, ADR	5,292	290,848
Pfizer, Inc.	36,000	879,480
Wyeth	11,409	508,271

		3,876,110

INDUSTRIALS 14.1%
Aerospace & Defense 3.0%
Boeing Co.	5,000	524,950
DRS Technologies, Inc.	5,000	275,600
Lockheed Martin Corp.	5,991	649,964
Raytheon Co.	5,000	319,100
United Technologies Corp.	4,294	345,581

		2,115,195

Building Products 0.4%
Lennox International, Inc.	8,000	270,400

Electrical Equipment 4.0%
Ametek, Inc.	9,000	388,980
Cooper Industries, Inc.	10,000	510,900
Emerson Electric Co.	9,000	478,980
General Cable Corp. *	10,000	671,200
Rockwell Automation, Inc.	6,400	444,864
Roper Industries, Inc.	4,700	307,850

		2,802,774

Industrial Conglomerates 2.4%
General Electric Co.	40,392	1,672,229

Machinery 3.5%
Danaher Corp.	6,000	496,260
Donaldson Co., Inc.	5,100	212,976
Dover Corp.	8,000	407,600
ITT Corp.	5,000	339,650
Pall Corp.	16,275	633,097
Parker Hannifin Corp.	3,100	346,673

		2,436,256

Road & Rail 0.5%
Norfolk Southern Corp.	6,800	352,988

3

EVERGREEN VA BALANCED FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Trading Companies & Distributors 0.3%
Wesco International, Inc. *	6,000	$257,640

INFORMATION TECHNOLOGY 12.5%
Communications Equipment 4.8%
Cisco Systems, Inc. *	45,210	1,496,903
CommScope, Inc. *	3,000	150,720
QUALCOMM, Inc.	39,772	1,680,765

		3,328,388

Electronic Equipment & Instruments 1.2%
Agilent Technologies, Inc. *	7,000	258,160
Amphenol Corp., Class A	15,000	596,400

		854,560

Internet Software & Services 1.7%
Google, Inc., Class A *	2,097	1,189,565

IT Services 0.3%
Automatic Data Processing, Inc.	5,000	229,650

Semiconductors & Semiconductor Equipment 2.9%
Altera Corp.	22,235	535,419
Intel Corp.	34,149	883,093
Texas Instruments, Inc.	17,018	622,689

		2,041,201

Software 1.6%
Microsoft Corp.	20,000	589,200
Oracle Corp. *	25,000	541,250

		1,130,450

MATERIALS 4.7%
Chemicals 1.3%
Air Products & Chemicals, Inc.	6,790	663,791
FMC Corp.	5,000	260,100

		923,891

Construction Materials 1.8%
Martin Marietta Materials, Inc.	2,000	267,100
Texas Industries, Inc.	10,000	785,000
Vulcan Materials Co.	2,000	178,300

		1,230,400

Metals & Mining 1.0%
Freeport-McMoRan Copper & Gold, Inc.	7,000	734,230

Paper & Forest Products 0.6%
Louisiana-Pacific Corp.	11,000	186,670
Weyerhaeuser Co.	3,397	245,603

		432,273

TELECOMMUNICATION SERVICES 1.3%
Diversified Telecommunication Services 1.3%
AT&T, Inc.	12,793	541,272
Verizon Communications, Inc.	8,852	391,966

		933,238

UTILITIES 3.6%
Electric Utilities 3.2%
DPL, Inc.	8,000	210,080
Duke Energy Corp.	12,900	241,101

4

EVERGREEN VA BALANCED FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Electric Utilities continued
Exelon Corp.	5,123	$386,069
NRG Energy, Inc. *	20,000	845,800
Progress Energy, Inc.	3,600	168,660
Southern Co.	10,000	362,800

		2,214,510

Gas Utilities 0.4%
Questar Corp.	6,000	315,180

Total Common Stocks (cost $42,749,592)		54,928,641

	Principal Amount	Value

CONVERTIBLE DEBENTURES 8.6%
FINANCIALS 2.1%
Real Estate Investment Trusts 2.1%
Alexandria Real Estate Equities, Inc., 3.70%, 01/15/2027 144A	$500,000	490,000
Macerich Co., 3.25%, 03/15/2012 144A	1,050,000	992,250

		1,482,250

HEALTH CARE 0.7%
Health Care Equipment & Supplies 0.4%
Inverness Medical Innovations, Inc., 3.00%, 05/15/2016 144A	250,000	320,625

Life Sciences Tools & Services 0.3%
Millipore Corp., 3.75%, 06/01/2026	175,000	190,094

INDUSTRIALS 5.8%
Electrical Equipment 5.8%
General Cable Corp., 1.00%, 10/15/2012	3,830,000	4,021,308

Total Convertible Debentures (cost $5,950,622)		6,014,277

	Shares	Value

SHORT-TERM INVESTMENTS 7.2%
MUTUAL FUND SHARES 7.2%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 4.66% q ø (cost $5,056,193)	5,056,193	5,056,193

Total Investments (cost $62,014,804) 105.8%		74,196,641
Other Assets and Liabilities (5.8%)		(4,036,400)

Net Assets 100.0%		$70,160,241

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt

On September 30, 2007, the aggregate cost of securities for federal income tax purposes was $62,367,448. The gross unrealized appreciation and depreciation on securities based on tax cost was $12,858,142 and $1,028,949, respectively, with a net unrealized appreciation of $11,829,193.

5

EVERGREEN VA BALANCED FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

6

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS

September 30, 2007 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 11.2%
FIXED-RATE 9.0%
FNMA:
4.43%, 08/01/2009	$300,000	$297,268
4.59%, 06/01/2011	353,633	348,936
4.88%, 10/01/2012	497,119	492,681
4.96%, 11/01/2008	385,673	384,586
5.91%, 02/01/2012	337,262	345,193
6.01%, 02/01/2012	318,741	329,269
6.20%, 01/01/2011 – 05/01/2011	696,191	716,149
6.22%, 12/01/2008	156,983	156,492
6.32%, 01/01/2011 ##	930,586	957,835
7.24%, 12/01/2010	476,394	498,146

		4,526,555

FLOATING-RATE 2.2%
FNMA:
6.03%, 01/01/2009 ##	540,130	542,491
6.11%, 02/01/2012	545,611	562,608

		1,105,099

Total Agency Commercial Mortgage-Backed Securities (cost $5,772,095)		5,631,654

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 13.6%
FIXED-RATE 13.6%
FHLMC:
Ser. 2427, Class LW, 6.00%, 03/15/2017	147,152	151,265
Ser. 2621, Class QG, 5.00%, 08/15/2031	570,000	555,642
Ser. 2695, Class BG, 4.50%, 04/15/2032	540,000	512,381
Ser. 2780, Class TH, 5.00%, 09/15/2029	230,000	227,636
Ser. 2929, Class PD, 5.00%, 09/15/2030	520,000	510,942
Ser. 3003, Class LD, 5.00%, 12/15/2034	545,000	523,405
Ser. 3028, Class MD, 5.00%, 03/15/2032	515,000	505,293
Ser. 3059, Class CD, 5.00%, 04/15/2031	595,000	582,903
Ser. 3079, Class MD, 5.00%, 03/15/2034	605,000	577,303
Ser. 3082, Class PJ, 5.00%, 09/15/2034	450,000	429,382
Ser. 3115, Class LA, 5.00%, 06/15/2031	339,346	336,869
Ser. 3316, Class EB, 5.50%, 06/15/2034	225,000	222,710
FNMA:
Ser. 2002-05, Class PJ, 6.00%, 10/25/2021	361,140	370,008
Ser. 2002-12, Class PG, 6.00%, 03/25/2017	326,955	335,907
Ser. 2004-33, Class MW, 4.50%, 01/25/2030	325,000	311,352
Ser. 2007-76, Class PC, 6.00%, 09/25/2033	670,000	680,310

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $6,778,260)		6,833,308

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 13.3%
FIXED-RATE 10.9%
FHLMC:
4.50%, 05/01/2034	233,587	217,122
6.50%, 09/01/2019	168,839	173,482
FHLMC 30 year, 5.00%, TBA #	2,245,000	2,141,519
FNMA:
4.50%, 04/01/2019	219,847	211,955
5.00%, 10/01/2020 – 03/01/2036 ##	1,045,599	1,025,524
7.00%, 06/01/2032	21,920	22,815
FNMA 15 year:
5.00%, TBA #	660,000	646,903
5.50%, TBA #	250,000	249,414
FNMA 30 year, 5.00%, TBA #	765,000	741,419
GNMA, 5.50%, 09/20/2029 – 07/20/2030	44,808	45,241

		5,475,394

1

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE 2.4%
FNMA:
5.44%, 01/01/2036	$383,536	$385,372
5.48%, 03/01/2036	296,380	296,963
5.93%, 11/01/2036	530,930	532,720

		1,215,055

Total Agency Mortgage-Backed Pass Through Securities (cost $6,706,146)		6,690,449

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.3%
FNMA, Ser. 2003-W19, Class 1A5, 5.50%, 11/25/2033 (cost $142,378)	138,482	137,901

ASSET-BACKED SECURITIES 4.4%
American Home Mtge. Backed Investment Trust, Ser. 2005-2, Class 5A4C, 5.41%, 09/25/2035	260,000	242,577
Deutsche Alt-A Securities, Inc., Mtge. Loan Trust:
Ser. 2005-03, Class 4A5, 5.25%, 06/25/2035	290,000	288,350
Ser. 2005-04, Class A3, 5.25%, 09/25/2035	240,000	236,999
Deutsche Securities, Inc., NIM, Ser. 2007-0A1, Class N1, 6.50%, 02/25/2047 144A	151,351	150,079
JPMorgan Alternative Loan Trust, Ser. 2006-S2, Class A2, 5.81%, 05/25/2036	275,000	272,528
Lehman XS Trust:
Ser. 2005-06, Class 3A2B, 5.42%, 11/25/2035	415,000	402,716
Ser. 2005-06, Class 3A3A, 5.76%, 11/25/2035	145,000	137,545
Morgan Stanley Mtge. Loan Trust, Ser. 2006-12XS, Class A3, 5.80%, 10/25/2036	260,000	261,404
Nomura Asset Acceptance Corp., Ser. 2006-AP1, Class A2, 5.52%, 02/25/2036	235,000	230,921

Total Asset-Backed Securities (cost $2,251,690)		2,223,119

COMMERCIAL MORTGAGE-BACKED SECURITIES 18.0%
FIXED-RATE 11.7%
Banc of America Comml. Mtge. Securities, Inc., Ser. 2006-4, Class AM, 5.68%, 07/10/2046	490,000	487,793
Commercial Mtge. Pass-Through Cert.:
Ser. 2004-LB2A, Class A1, 2.96%, 03/10/2039	107,077	105,606
Ser. 2004-LB4, Class A2, 4.05%, 10/15/2037	505,000	496,549
Ser. 2006-C8, Class A4, 5.31%, 12/10/2046	925,000	910,017
Ser. 2007-C9, Class B, 6.01%, 12/10/2049	235,000	226,404
GE Capital Comml. Mtge. Corp., Ser. 2007-C1, Class C, 5.89%, 12/10/2049	350,000	331,363
Greenwich Capital Comml. Funding Corp., Ser. 2003-C1, Class A1, 2.31%, 07/05/2035	252,743	251,729
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2006-LDP9, Class A3, 5.34%, 05/15/2047	975,000	958,537
Ser. 2007-CB18, Class A4, 5.44%, 06/12/2047	350,000	345,858
LB-UBS Comml. Mtge. Trust:
Ser. 2003-C8, Class A1, 3.64%, 11/15/2027	324,198	320,447
Ser. 2004-C1, Class A4, 4.57%, 01/15/2031	360,000	344,125
Merrill Lynch/Countrywide Comml. Mtge. Trust, Ser. 2006-4, Class A3, 5.17%, 12/12/2049	535,000	521,116
Morgan Stanley Capital I, Inc.:
Ser. 1998-XL1, Class A3, 6.48%, 06/03/2030	209,661	210,092
Ser. 2004-IQ8, Class A5, 5.11%, 06/15/2040	350,000	342,960

		5,852,596

FLOATING-RATE 6.3%
Banc of America Comml. Mtge., Inc., Ser. 2004-3, Class A5, 5.49%, 06/10/2039	415,000	417,388
Credit Suisse Mtge. Capital Cert., Ser. 2006-C1, Class AM, 5.73%, 02/15/2039	490,000	486,646
GS Mtge, Securities Corp.:
Ser. 2007-GG10, Class A2, 5.78%, 08/10/2045	320,000	325,584
Ser. 2007-GG10, Class A4, 5.99%, 08/10/2045	760,000	774,449
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2007-CB19, Class A4, 5.94%, 02/12/2049	370,000	368,920
Morgan Stanley Capital I, Inc.:
Ser. 2006-HQ8, Class A4, 5.56%, 03/12/2044	420,000	420,322
Ser. 2007-IQ15, Class A4, 6.08%, 06/11/2049	380,000	390,045

		3,183,354

Total Commercial Mortgage-Backed Securities (cost $8,970,199)		9,035,950

2

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 18.7%
CONSUMER DISCRETIONARY 2.4%
Media 0.6%
Time Warner, Inc., 7.625%, 04/15/2031	$275,000	$299,964

Multi-line Retail 1.0%
Federated Department Stores Co., 7.45%, 09/15/2011	150,000	156,560
Kohl’s Corp., 6.875%, 12/15/2037	125,000	125,911
May Department Stores Co., 6.90%, 01/15/2032	250,000	235,562

		518,033

Specialty Retail 0.8%
Home Depot, Inc., 5.875%, 12/16/2036	250,000	214,220
Lowe’s Cos., 6.65%, 09/15/2037	200,000	202,729

		416,949

CONSUMER STAPLES 0.9%
Food & Staples Retailing 0.3%
Wal-Mart Stores, Inc., 6.50%, 08/15/2037	150,000	156,182

Food Products 0.6%
General Mills, Inc., 6.00%, 02/15/2012	275,000	281,375

ENERGY 0.5%
Oil, Gas & Consumable Fuels 0.5%
Kinder Morgan Energy Partners, LP, 7.40%, 03/15/2031	225,000	241,670

FINANCIALS 10.8%
Capital Markets 3.4%
Goldman Sachs Group, Inc.:
5.30%, 02/14/2012 ρ	250,000	248,719
6.75%, 10/01/2037 #	225,000	227,381
Legg Mason, Inc., 6.75%, 07/02/2008	150,000	151,060
Lehman Brothers Holdings, Inc., 6.00%, 07/19/2012 ρ	250,000	254,137
Merrill Lynch & Co., Inc., 6.05%, 08/15/2012	350,000	359,237
Morgan Stanley, 5.625%, 01/09/2012	275,000	277,437
Northern Trust Corp., 7.10%, 08/01/2009	200,000	207,624

		1,725,595

Commercial Banks 1.0%
National City Corp., 4.50%, 03/15/2010	300,000	296,128
SunTrust Banks, Inc., 6.375%, 04/01/2011	200,000	207,623

		503,751

Consumer Finance 2.6%
General Electric Capital Corp., 6.125%, 02/22/2011	400,000	412,535
HSBC Finance Corp.:
4.625%, 09/15/2010	150,000	147,640
5.70%, 06/01/2011	300,000	302,728
Sprint Capital Corp., 6.875%, 11/15/2028	435,000	420,961

		1,283,864

Diversified Financial Services 1.1%
Bank of America Corp., 5.30%, 03/15/2017	250,000	242,946
Citigroup, Inc., 5.50%, 08/27/2012 ρ	300,000	303,657

		546,603

Insurance 1.3%
American International Group, Inc.:
4.70%, 10/01/2010	275,000	272,906
5.625%, 08/17/2011	400,000	400,139

		673,045

3

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Real Estate Investment Trusts 0.9%
BRE Properties, Inc., 5.50%, 03/15/2017	$250,000	$237,319
ERP Operating, LP, 5.75%, 06/15/2017	200,000	191,460

		428,779

Thrifts & Mortgage Finance 0.5%
Washington Mutual, Inc., 5.00%, 03/22/2012	250,000	241,790

HEALTH CARE 2.0%
Biotechnology 0.6%
Amgen, Inc., 6.375%, 06/01/2037 144A	275,000	272,437

Health Care Providers & Services 0.6%
UnitedHealth Group, Inc., 5.375%, 03/15/2016	325,000	316,816

Pharmaceuticals 0.8%
Abbott Laboratories, 5.875%, 05/15/2016	250,000	252,673
AstraZeneca plc, 6.45%, 09/15/2037	150,000	156,055

		408,728

INDUSTRIALS 0.6%
Road & Rail 0.6%
Burlington Northern Santa Fe Corp., 6.75%, 07/15/2011	275,000	290,123

MATERIALS 0.5%
Chemicals 0.5%
E.I. DuPont de Nemours & Co., 5.25%, 12/15/2016	250,000	241,056

TELECOMMUNICATION SERVICES 0.9%
Diversified Telecommunication Services 0.3%
New Jersey Bell Telephone Co., 7.85%, 11/15/2029	125,000	142,029

Wireless Telecommunication Services 0.6%
AT&T Wireless, 8.125%, 05/01/2012	300,000	332,977

UTILITIES 0.1%
Electric Utilities 0.1%
Carolina Power & Light Co., 6.50%, 07/15/2012	50,000	52,496

Total Corporate Bonds (cost $9,433,604)		9,374,262

U.S. TREASURY OBLIGATIONS 2.1%
U.S. Treasury Bonds, 6.00%, 02/15/2026 ρ (cost $1,000,048)	915,000	1,036,524

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 3.2%
FIXED-RATE 2.5%
Harborview NIM Corp., Ser. 2006-12, Class N1, 6.41%, 12/19/2036 144A	123,345	123,047
Sharps, LLC NIM Trust, Ser. 2006-OA1N, Class N1, 7.00%, 02/25/2047 144A	107,638	107,446
Washington Mutual, Inc.:
Ser. 2003-AR11, Class A6, 3.99%, 10/25/2033	525,000	517,886
Ser. 2005-AR10, Class 1A2, 4.84%, 09/25/2035	525,000	519,982

		1,268,361

FLOATING-RATE 0.7%
Banc of America Mtge. Securities, Inc., Ser. 2005-E, Class 2A6, 4.70%, 02/25/2035	355,000	350,907

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $1,614,682)		1,619,268

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 14.4%
FIXED-RATE 1.9%
Banc of America Funding Corp., Ser. 2007-8, Class 2A1, 7.00%, 10/25/2037 ☐	480,000	484,656
Citigroup Mtge. Loan Trust, Inc., Ser. 2005-8, Class 1A2A, 5.11%, 10/25/2035	477,871	475,727

		960,383

4

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE 12.5%
Banc of America Mtge. Securities, Inc., Ser. 2006-F, Class 1A1, 5.17%, 07/20/2036	$484,473	$483,327
Countrywide Home Loans, Ser. 2005-HYB6, Class 4A1B, 5.37%, 10/20/2035	345,317	344,649
IndyMac INDX Mtge. Loan Trust, Ser. 2006-AR11, Class 3A1, 5.84%, 06/25/2036	399,719	403,622
MASTR Reperforming Loan Trust, Ser. 2006-2, Class 1A1, 5.90%, 05/25/2046 144A	230,232	230,769
Residential Funding Mtge. Securities, Ser. 2006-SA2, Class 2A1, 5.85%, 08/25/2036	417,788	424,961
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2007-3, Class 3A1, 5.73%, 04/25/2037	442,240	440,440
Washington Mutual, Inc. Mtge. Pass-Through Cert.:
Ser. 2006-AR12, Class 2A3, 5.76%, 10/25/2036	329,459	328,319
Ser. 2007-HY5:
Class 1A1, 5.69%, 06/25/2037	461,446	461,045
Class 2A2, 5.34%, 06/25/2037	579,336	572,373
Ser. 2007-HY6, Class 2A1, 5.70%, 06/25/2037	974,019	965,877
Ser. 2007-HY7, Class 3A2, 5.92%, 07/25/2037	530,891	530,594
Ser. 2007-OA5, Class 1A1B, 5.73%, 06/25/2047	433,282	425,942
Wells Fargo Mtge. Backed Securities Trust, Ser. 2006-AR10, Class 5A1, 5.60%, 07/25/2036	643,726	643,149

		6,255,067

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $7,148,923)		7,215,450

YANKEE OBLIGATIONS – CORPORATE 1.0%
MATERIALS 0.5%
Metals & Mining 0.5%
Alcan, Inc., 6.125%, 12/15/2033	245,000	236,014
TELECOMMUNICATION SERVICES 0.5%
Wireless Telecommunication Services 0.5%
Vodafone Group plc, 5.625%, 02/27/2017	250,000	243,427

Total Yankee Obligations – Corporate (cost $489,677)		479,441

	Shares	Value

MUTUAL FUND SHARES 2.4%
First Trust/FIDAC Mtge. Income Fund ρ	6,400	105,792
MFS Charter Income Trust ρ	13,400	112,560
MFS Government Markets Income Trust	16,300	111,818
MFS Intermediate Income Trust	26,800	164,284
MFS Multimarket Income Trust	18,400	108,008
Putnam Master Intermediate Income Trust	14,212	91,099
Putnam Premier Income Trust	19,439	123,438
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund	13,400	156,378
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2	18,700	218,603

Total Mutual Fund Shares (cost $1,155,081)		1,191,980

	Principal Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 2.0%
REPURCHASE AGREEMENT ^ 2.0%
Banc of America Securities, LLC, 5.10%, dated 09/28/2007, maturing 10/01/2007, maturity value $1,019,532 (cost $1,019,099)	$1,019,099	1,019,099

5

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 3.0%
MUTUAL FUND SHARES 3.0%
Evergreen Institutional Money Market Fund, Class I, 5.25% q ø ## (cost $1,492,949)	1,492,949	$1,492,949

Total Investments (cost $53,974,831) 107.6%		53,981,354
Other Assets and Liabilities (7.6%)		(3,795,947)

Net Assets 100.0%		$50,185,407

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

ρ	All or a portion of this security is on loan.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
^	Collateralized by U.S. government agency obligations at period end.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MASTR	Mortgage Asset Securitization Transactions, Inc.
NIM	Net Interest Margin
TBA	To Be Announced

6

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)

At September 30, 2007 the Fund had the following open total return swap agreements:

Expiration	Notional Amount	Swap Description	Counterparty	Unrealized Gain

11/01/2007	$1,000,000	Agreement dated 05/10/2007 to	Lehman	$6,853
		receive 31 basis points and to	Brothers
		receive the positive spread return	Holdings, Inc.
		or pay the negative spread return
		on the Lehman Brothers CMBS
		AAA 8.5+yr Index which are
		multipled by the notional amount.
01/01/2008	1,000,000	Agreement dated 06/25/2007 to	Lehman	6,883
		receive 35 basis points and to	Brothers
		receive the positive spread return	Holdings, Inc.
		or pay the negative spread return
		on the Lehman Brothers CMBS
		AAA 8.5+yr Index which are
		multipled by the notional amount.
01/01/2008	1,000,000	Agreement dated 06/29/2007 to	Lehman	6,770
		receive 20 basis points and to	Brothers
		receive the positive spread return	Holdings, Inc.
		or pay the negative spread return
		on the Lehman Brothers CMBS
		AAA 8.5+yr Index which are
		multipled by the notional amount.
01/01/2008	1,000,000	Agreement dated 07/11/2007 to	Lehman	6,826
		receive 27.5 basis points and to	Brothers
		receive the positive spread return	Holdings, Inc.
		or pay the negative spread return
		on the Lehman Brothers CMBS
		AAA 8.5+yr Index which are
		multipled by the notional amount.
02/01/2008	1,000,000	Agreement dated 07/17/2007 to	CitiBank, Inc.	6,845
		receive 30 basis points and to
		receive the positive spread return
		or pay the negative spread return
		on the Lehman Brothers CMBS
		AAA 8.5+yr Index which are
		multipied by the notional amount.
02/01/2008	1,000,000	Agreement dated 08/07/2007 to	Lehman	6,808
		receive 25 basis points and to	Brothers
		receive the positive spread return	Holdings, Inc.
		or pay the negative spread return
		on the Lehman Brothers CMBS
		AAA 8.5+yr Index which are
		multipied by the notional amount.
03/01/2008	1,000,000	Agreement dated 08/15/2007 to	Lehman	6,620
		receive 0 basis points and to	Brothers
		receive the positive spread return	Holdings, Inc.
		or pay the negative spread return
		on the Lehman Brothers CMBS
		AAA 8.5+yr Index which are
		multipled by the notional amount.
03/01/2008	1,000,000	Agreement dated 08/31/2007 to	Lehman	6,376
		receive 32.5 basis points and to	Brothers
		receive the positive spread return	Holdings, Inc.
		or pay the negative spread return
		on the Lehman Brothers CMBS
		AAA 8.5+yr Index which are
		multipled by the notional amount.

On September 30, 2007, the aggregate cost of securities for federal income tax purposes was $54,081,868. The gross unrealized appreciation and depreciation on securities based on tax cost was $347,849 and $448,363, respectively, with a net unrealized depreciation of $100,514.

7

EVERGREEN VA CORE BOND FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

Total return swaps

The Fund may enter into total return swaps. Total return swaps involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty. The value of the swap agreements is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

8

EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS

September 30, 2007 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 1.6%
NovaStar ABS CDO, Ltd., Ser. 2007-1A, Class A2, FRN, 5.82%, 02/08/2047 144A ( cost $1,495,524)	$1,500,000	$1,370,625

CORPORATE BONDS 49.6%
CONSUMER DISCRETIONARY 2.9%
Auto Components 0.2%
Goodyear Tire & Rubber Co.:
9.00%, 07/01/2015 ρ	125,000	134,062
FRN, 11.25%, 03/01/2011	35,000	37,669

		171,731

Household Durables 0.2%
Libbey, Inc., FRN, 12.38%, 06/01/2011	150,000	163,125

Media 2.2%
AMC Entertainment, Inc., Ser. B, 8.625%, 08/15/2012	425,000	438,813
Dex Media East, LLC, 9.875%, 11/15/2009	350,000	359,625
Lamar Media Corp., 6.625%, 08/15/2015	550,000	533,500
Mediacom Communications Corp., 9.50%, 01/15/2013	575,000	585,062

		1,917,000

Multi-line Retail 0.2%
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	150,000	160,500

Textiles, Apparel & Luxury Goods 0.1%
Oxford Industries, Inc., 8.875%, 06/01/2011	70,000	71,050

CONSUMER STAPLES 0.1%
Household Products 0.1%
Church & Dwight Co., 6.00%, 12/15/2012 ρ	55,000	53,213

ENERGY 7.1%
Energy Equipment & Services 1.8%
Bristow Group, Inc., 7.50%, 09/15/2017 144A	1,325,000	1,358,125
Dresser-Rand Group, Inc., 7.375%, 11/01/2014	219,000	219,548

		1,577,673

Oil, Gas & Consumable Fuels 5.3%
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	100,000	103,625
Peabody Energy Corp.:
5.875%, 04/15/2016	1,410,000	1,388,850
6.875%, 03/15/2013	160,000	162,400
Sabine Pass LNG, LP, 7.25%, 11/30/2013	200,000	198,000
Tesoro Corp., Ser. B:
6.50%, 06/01/2017 144A	1,310,000	1,306,725
6.625%, 11/01/2015	850,000	854,250
Williams Cos.:
7.50%, 01/15/2031	275,000	286,687
8.125%, 03/15/2012	300,000	324,750

		4,625,287

FINANCIALS 9.6%
Consumer Finance 1.1%
General Motors Acceptance Corp., LLC, 6.875%, 08/28/2012	550,000	516,414
Northern Telecom Capital Corp., 7.875%, 06/15/2026	350,000	297,500
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	175,000	155,312

		969,226

Real Estate Investment Trusts 6.9%
Host Marriott Corp.:
7.125%, 11/01/2013	200,000	202,500
Ser. Q, 6.75%, 06/01/2016	2,362,000	2,350,190
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014	150,000	150,375

1

EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Real Estate Investment Trusts continued
Rouse Co., LP, 6.75%, 05/01/2013 144A	$2,379,000	$2,345,535
Saul Centers, Inc., 7.50%, 03/01/2014	800,000	748,000
Thornburg Mortgage, Inc., 8.00%, 05/15/2013 ρ	230,000	202,975

		5,999,575

Real Estate Management & Development 1.6%
Forest City Enterprises, Inc., 6.50%, 02/01/2017	1,590,000	1,427,025

INDUSTRIALS 9.4%
Aerospace & Defense 3.1%
DRS Technologies, Inc.:
6.625%, 02/01/2016	1,050,000	1,042,125
7.625%, 02/01/2018 ρ	350,000	358,750
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	1,055,000	1,018,075
6.375%, 10/15/2015	250,000	246,875

		2,665,825

Commercial Services & Supplies 2.7%
Allied Waste North America, Inc., 6.875%, 06/01/2017 ρ	2,365,000	2,388,650

Electrical Equipment 1.4%
Baldor Electric Co., 8.625%, 02/15/2017 ρ	720,000	756,000
General Cable Corp., 7.125%, 04/01/2017 ρ	500,000	492,500

		1,248,500

Machinery 2.2%
Actuant Corp., 6.875%, 06/15/2017 144A	1,375,000	1,361,250
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	250,000	237,500
RBS Global, Inc., 11.75%, 08/01/2016 ρ	300,000	321,000

		1,919,750

INFORMATION TECHNOLOGY 3.9%
IT Services 1.3%
Iron Mountain, Inc., 6.625%, 01/01/2016 ρ	1,185,000	1,113,900

Semiconductors & Semiconductor Equipment 2.6%
Freescale Semiconductor, Inc., 8.875%, 12/15/2014	2,365,000	2,294,050

MATERIALS 5.0%
Chemicals 0.8%
Huntsman International, LLC, 7.375%, 01/01/2015 ρ	200,000	210,000
Lyondell Chemical Co., 10.50%, 06/01/2013	350,000	378,000
MacDermid, Inc., 9.50%, 04/15/2017 144A	87,000	84,390
Millenium America, Inc., 7.625%, 11/15/2026	45,000	39,150

		711,540

Containers & Packaging 3.9%
Ball Corp., 6.625%, 03/15/2018	2,365,000	2,329,525
Crown Americas, 7.75%, 11/15/2015 ρ	350,000	363,125
Greif, Inc., 6.75%, 02/01/2017 ρ	460,000	461,150
Smurfit-Stone Container Corp., 8.375%, 07/01/2012	275,000	276,375

		3,430,175

Metals & Mining 0.2%
Dayton Superior Corp., 13.00%, 06/15/2009	40,000	39,100
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 04/01/2015	40,000	43,300
8.375%, 04/01/2017	40,000	43,800

		126,200

2

EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Paper & Forest Products 0.1%
Glatfelter, 7.125%, 05/01/2016	$125,000	$125,000

TELECOMMUNICATION SERVICES 1.8%
Diversified Telecommunication Services 0.5%
Consolidated Communications, Inc., 9.75%, 04/01/2012	97,000	98,455
Qwest Corp., 7.875%, 09/01/2011	350,000	369,250

		467,705

Wireless Telecommunication Services 1.3%
Centennial Communications Corp.:
8.125%, 02/01/2014	255,000	260,737
10.00%, 01/01/2013 ρ	300,000	318,750
Dobson Communications Corp., 8.875%, 10/01/2013	275,000	294,250
MetroPCS Wireless, Inc., 9.25%, 11/01/2014 144A	125,000	128,125
Rural Cellular Corp., 8.25%, 03/15/2012 ρ	75,000	78,188

		1,080,050

UTILITIES 9.8%
Electric Utilities 8.5%
Edison Mission Energy, 7.00%, 05/15/2017 144A	2,380,000	2,356,200
Mirant North America, LLC, 7.375%, 12/31/2013	300,000	306,000
NRG Energy, Inc.:
7.375%, 02/01/2016	300,000	301,500
7.375%, 01/15/2017 ρ	2,365,000	2,370,912
Reliant Energy, Inc.:
6.75%, 12/15/2014	300,000	304,500
7.625%, 06/15/2014 ρ	1,800,000	1,822,500

		7,461,612

Gas Utilities 0.5%
SEMCO Energy, Inc., 7.75%, 05/15/2013	425,000	435,757

Independent Power Producers & Energy Traders 0.8%
AES Corp., 7.75%, 03/01/2014 ρ	300,000	306,000
Dynegy, Inc., 8.375%, 05/01/2016 ρ	275,000	277,750
Tenaska, Inc., 7.00%, 06/30/2021 144A ρ	94,270	95,166

		678,916

Total Corporate Bonds (cost $43,991,842)		43,283,035

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 0.2%
CONSUMER DISCRETIONARY 0.1%
Media 0.1%
Central European Media Enterprise, Ltd., 8.25%, 05/15/2012 EUR	65,000	95,835

INDUSTRIALS 0.1%
Machinery 0.1%
Savcio Holdings, Ltd., 8.00%, 02/15/2013 EUR ☐	50,000	71,937

Total Foreign Bonds – Corporate (Principal Amount Denominated in Currency Indicated) (cost $155,429)		167,772

FOREIGN BONDS – GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 1.7%
Brazil, 9.50%, 10/05/2007 EUR	35,000	49,956
Jamaica, 11.00%, 07/27/2012 EUR	30,000	47,901
Mexico, 5.50%, 02/17/2020 EUR	265,000	389,352
Morocco, 5.375%, 06/27/2017 EUR	75,000	106,643
Philippines, 6.25%, 03/15/2016 EUR	200,000	283,482
South Africa, 5.25%, 05/16/2013 EUR	100,000	143,409
Turkey, 4.75%, 07/06/2012 EUR	345,000	478,029

Total Foreign Bonds – Government (Principal Amount Denominated in Currency Indicated) (cost $1,369,853)		1,498,772

3

EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE 2.7%
CONSUMER STAPLES 0.1%
Beverages 0.1%
Companhia Brasileira de Bebidas, 8.75%, 09/15/2013	$70,000	$80,588

ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
OAO Gazprom, 9.625%, 03/01/2013 144A	80,000	92,512

FINANCIALS 0.8%
Commercial Banks 0.3%
Bank of Moscow, 7.34%, 05/13/2013	100,000	98,500
VTB Capital SA, 7.50%, 10/12/2011	135,000	140,839

		239,339

Consumer Finance 0.4%
Virgin Media Finance plc, 9.125%, 08/15/2016	300,000	312,750

Diversified Financial Services 0.1%
Ship Finance International, Ltd., 8.50%, 12/15/2013	115,000	118,737

MATERIALS 0.2%
Metals & Mining 0.2%
Novelis, Inc., 7.25%, 02/15/2015	205,000	198,850

TELECOMMUNICATION SERVICES 1.0%
Diversified Telecommunication Services 0.4%
Nordic Telecom Holdings Co., 8.875%, 05/01/2016 144A	300,000	318,000

Wireless Telecommunication Services 0.6%
Intelsat, Ltd.:
9.25%, 06/15/2016	150,000	156,375
11.25%, 06/15/2016	100,000	107,625
Rogers Wireless, Inc., 6.375%, 03/01/2014	160,000	161,839
Vimpel Communications, 8.25%, 05/23/2016	100,000	103,170

		529,009

UTILITIES 0.5%
Electric Utilities 0.1%
Enersis SA, 7.375%, 01/15/2014	80,000	85,016

Multi-Utilities 0.4%
National Power Corp.:
6.875%, 11/02/2016	310,000	309,988
FRN, 9.74%, 08/23/2011	80,000	87,196

		397,184

Total Yankee Obligations – Corporate (cost $2,315,591)		2,371,985

YANKEE OBLIGATIONS – GOVERNMENT 4.4%
Argentina, 12.25%, 06/19/2018 •	180,412	61,340
Brazil:
7.125%, 01/20/2037	340,000	380,630
8.25%, 01/20/2034	290,000	365,980
10.50%, 07/14/2014	320,000	405,600
Chile, 5.50%, 01/15/2013	50,000	50,965
Colombia, 8.125%, 05/21/2024	260,000	304,200
Egypt, 8.75%, 07/11/2011	30,000	33,563
Emirates of Abu Dhabi, 5.50%, 08/02/2012	200,000	203,370
Indonesia, 6.75%, 03/10/2014	94,000	96,961
Jamaica, 11.75%, 05/15/2011	35,000	42,525
Mexico:
6.625%, 03/03/2015	80,000	85,800
6.75%, 09/27/2034	60,000	65,400
8.375%, 01/14/2011	70,000	77,350
11.375%, 09/15/2016	115,000	162,265

4

EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – GOVERNMENT continued
Peru:
8.375%, 05/03/2016	$30,000	$35,325
8.75%, 11/21/2033	50,000	65,925
9.125%, 01/15/2008	92,000	93,150
Russia:
11.00%, 07/24/2018	255,000	361,590
Sr. Disc. Note, Step Bond, 7.50%, 03/31/2030 †	113,800	127,530
Turkey, 7.00%, 09/26/2016	270,000	276,412
Ukraine, 6.58%, 11/21/2016	100,000	101,170
Venezuela:
7.65%, 04/21/2025	120,000	108,540
8.50%, 10/08/2014	125,000	125,625
10.75%, 09/19/2013	190,000	210,425

Total Yankee Obligations – Government (cost $3,726,151)		3,841,641

	Shares	Value

COMMON STOCKS 24.9%
ENERGY 2.0%
Oil, Gas & Consumable Fuels 2.0%
Marathon Oil Corp.	7,000	399,140
Peabody Energy Corp.	11,000	526,570
Tesoro Corp.	10,000	460,200
Valero Energy Corp.	6,000	403,080

		1,788,990

FINANCIALS 4.1%
Capital Markets 0.3%
Lazard, Ltd.	5,500	233,200

Real Estate Investment Trusts 3.8%
General Growth Properties, Inc.	6,000	321,720
Host Hotels & Resorts, Inc.	33,300	747,252
Macerich Co. ρ	3,400	297,772
Mack-Cali Realty Corp. ρ	9,000	369,900
Plum Creek Timber Co., Inc.	25,000	1,119,000
Simon Property Group, Inc.	5,000	500,000

		3,355,644

HEALTH CARE 2.0%
Life Sciences Tools & Services 2.0%
Millipore Corp. *	7,000	530,600
PerkinElmer, Inc.	20,000	584,200
Thermo Fisher Scientific, Inc. *	11,000	634,920

		1,749,720

INDUSTRIALS 10.4%
Aerospace & Defense 1.7%
Boeing Co.	5,000	524,950
DRS Technologies, Inc. ρ	8,000	440,960
Raytheon Co.	8,000	510,560

		1,476,470

Building Products 0.7%
Lennox International, Inc.	17,000	574,600

5

EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Electrical Equipment 4.0%
Ametek, Inc.	11,000	$475,420
Cooper Industries, Inc.	16,000	817,440
Emerson Electric Co.	21,000	1,117,620
General Cable Corp. * ρ	10,000	671,200
Rockwell Automation, Inc.	1,000	69,510
Roper Industries, Inc. ρ	5,200	340,600

		3,491,790

Machinery 3.0%
Danaher Corp.	5,000	413,550
Donaldson Co., Inc. ρ	8,100	338,256
Dover Corp.	8,000	407,600
IDEX Corp. ρ	10,000	363,900
Kennametal, Inc.	3,900	327,522
Pall Corp.	9,000	350,100
Parker Hannifin Corp.	3,500	391,405

		2,592,333

Road & Rail 0.7%
Norfolk Southern Corp.	12,000	622,920

Trading Companies & Distributors 0.3%
Wesco International, Inc. * ρ	6,500	279,110

INFORMATION TECHNOLOGY 1.7%
Communications Equipment 0.3%
CommScope, Inc. *	5,000	251,200

Electronic Equipment & Instruments 1.4%
Agilent Technologies, Inc. *	1,000	36,880
Amphenol Corp., Class A	30,000	1,192,800

		1,229,680

MATERIALS 1.6%
Chemicals 0.5%
FMC Corp.	8,000	416,160

Construction Materials 0.4%
Texas Industries, Inc. ρ	5,000	392,500

Metals & Mining 0.5%
Freeport-McMoRan Copper & Gold, Inc.	4,000	419,560

Paper & Forest Products 0.2%
Louisiana-Pacific Corp. ρ	9,000	152,730

UTILITIES 3.1%
Electric Utilities 1.7%
Duke Energy Corp.	20,000	373,800
NRG Energy, Inc. * ρ	13,000	549,770
Progress Energy, Inc.	12,000	562,200

		1,485,770

Gas Utilities 1.4%
Atmos Energy Corp.	8,700	246,384
Questar Corp.	5,600	294,168
Southern Union Co.	12,000	373,320
WGL Holdings, Inc. ρ	8,500	288,065

		1,201,937

Total Common Stocks (cost $22,106,895)		21,714,314

6

EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Principal Amount	Value

CONVERTIBLE DEBENTURES 12.6%
FINANCIALS 0.9%
Real Estate Investment Trusts 0.9%
Alexandria Real Estate Equities, Inc., 3.70%, 01/15/2027 144A	$750,000	$735,000

HEALTH CARE 6.0%
Health Care Equipment & Supplies 5.6%
Inverness Medical Innovations, Inc., 3.00%, 05/15/2016 144A	3,800,000	4,873,500

Life Sciences Tools & Services 0.4%
Millipore Corp., 3.75%, 06/01/2026	325,000	353,031

INDUSTRIALS 5.7%
Electrical Equipment 5.7%
General Cable Corp., 1.00%, 10/15/2012 144A #	4,760,000	4,997,762

Total Convertible Debentures (cost $9,841,739)		10,959,293

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 15.5%
REPURCHASE AGREEMENTS ^ 15.5%
Banc of America Securities, LLC, 5.10%, dated 09/28/2007, maturing 10/01/2007, maturity value $13,517,172 (cost $13,511,430)	13,511,430	13,511,430

	Shares	Value

SHORT-TERM INVESTMENTS 6.7%
MUTUAL FUND SHARES 6.7%
Evergreen Institutional Money Market Fund, Class I, 5.25% q ø ## (cost $5,801,239)	5,801,239	5,801,239

Total Investments (cost $104,315,693) 119.9%		104,520,106
Other Assets and Liabilities (19.9%)		(17,326,762)

Net Assets 100.0%		$87,193,344

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

ρ	All or a portion of this security is on loan.
*	Non-income producing security
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

#	When-issued or delayed delivery security
^	Collateralized by U.S. Government Agency Obligations at period end.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations

CDO	Collateralized Debt Obligation
EUR	Euro
FRN	Floating Rate Note

7

EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)

The following table shows the percent of total long-term investments (excluding collateral from securities on loan) by geographic location as of September 30, 2007:

United States	88.2%
Cayman Islands	1.6%
Brazil	1.5%
Bermuda	1.5%
Mexico	0.9%
Turkey	0.9%
Philippines	0.8%
Canada	0.8%
Russia	0.7%
Venezuela	0.5%
Luxembourg	0.4%
United Kingdom	0.4%
Colombia	0.4%
South Africa	0.3%
Emirates of Abu Dhabi	0.2%
Peru	0.2%
Chile	0.2%
Morocco	0.1%
Ukraine	0.1%
Indonesia	0.1%
Jamaica	0.1%
Argentina	0.1%

100.0%

On September 30, 2007, the aggregate cost of securities for federal income tax purposes was $104,333,191. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,480,371 and $2,293,456, respectively, with a net unrealized appreciation of $186,915.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

8

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS

September 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS 98.7%
CONSUMER DISCRETIONARY 9.3%
Diversified Consumer Services 2.0%
Apollo Group, Inc., Class A *	56,557	$3,401,903

Internet & Catalog Retail 3.5%
Amazon.com, Inc. *	65,000	6,054,750

Media 1.4%
Omnicom Group, Inc.	49,351	2,373,290

Specialty Retail 1.0%
Best Buy Co., Inc.	38,586	1,775,728

Textiles, Apparel & Luxury Goods 1.4%
Timberland Co., Class A *	127,674	2,420,699

CONSUMER STAPLES 12.5%
Beverages 2.3%
Diageo plc	87,514	1,921,203
Diageo plc, ADR	6,204	544,277
PepsiCo, Inc.	21,112	1,546,665

		4,012,145

Food & Staples Retailing 3.6%
CVS Caremark Corp.	74,260	2,942,924
Whole Foods Market, Inc. * ρ	65,221	3,193,220

		6,136,144

Food Products 1.0%
McCormick & Co., Inc.	48,999	1,762,494

Household Products 4.0%
Clorox Co.	28,564	1,742,118
Procter & Gamble Co.	73,443	5,165,981

		6,908,099

Tobacco 1.6%
Altria Group, Inc.	38,002	2,642,279

ENERGY 10.0%
Energy Equipment & Services 1.7%
Schlumberger, Ltd.	26,869	2,821,245

Oil, Gas & Consumable Fuels 8.3%
Apache Corp.	20,624	1,857,397
BP plc, ADR	24,060	1,668,561
Chevron Corp.	14,574	1,363,835
ConocoPhillips	25,176	2,209,698
Exxon Mobil Corp.	77,940	7,214,126

		14,313,617

FINANCIALS 19.4%
Capital Markets 5.2%
Goldman Sachs Group, Inc.	8,881	1,924,868
Legg Mason, Inc.	41,673	3,512,617
Merrill Lynch & Co., Inc.	15,319	1,091,939
State Street Corp.	19,007	1,295,517
T. Rowe Price Group, Inc.	19,567	1,089,686

		8,914,627

Commercial Banks 1.6%
Wells Fargo & Co.	77,745	2,769,277

Consumer Finance 1.0%
American Express Co.	30,128	1,788,699

1

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services 8.5%
Apollo Global Management, LLC, Class A +	66,956	$1,690,639
Bank of America Corp.	93,521	4,701,301
Citigroup, Inc.	121,565	5,673,438
JPMorgan Chase & Co.	55,216	2,529,997

		14,595,375

Insurance 3.1%
American International Group, Inc.	29,094	1,968,209
Hartford Financial Services Group, Inc.	17,058	1,578,718
Prudential Financial, Inc.	17,272	1,685,402

		5,232,329

HEALTH CARE 13.2%
Biotechnology 3.0%
Amgen, Inc. *	59,375	3,358,844
Biogen Idec, Inc. *	26,518	1,758,939

		5,117,783

Health Care Equipment & Supplies 3.0%
Baxter International, Inc.	43,111	2,426,287
Medtronic, Inc.	33,239	1,875,012
Zimmer Holdings, Inc. *	10,609	859,223

		5,160,522

Health Care Providers & Services 1.0%
WellPoint, Inc. *	20,893	1,648,876

Pharmaceuticals 6.2%
Abbott Laboratories	35,393	1,897,773
Bristol-Myers Squibb Co.	58,076	1,673,750
Johnson & Johnson	28,416	1,866,931
Novartis AG, ADR	30,450	1,673,532
Pfizer, Inc.	105,501	2,577,389
Wyeth	23,245	1,035,565

		10,724,940

INDUSTRIALS 7.2%
Aerospace & Defense 1.9%
Lockheed Martin Corp.	18,812	2,040,914
United Technologies Corp.	14,307	1,151,427

		3,192,341

Air Freight & Logistics 1.5%
Expeditors International of Washington, Inc.	20,389	964,400
United Parcel Service, Inc., Class B	21,476	1,612,847

		2,577,247

Industrial Conglomerates 3.8%
General Electric Co.	159,446	6,601,065

INFORMATION TECHNOLOGY 22.7%
Communications Equipment 6.7%
Cisco Systems, Inc. *	151,011	4,999,974
QUALCOMM, Inc.	156,689	6,621,677

		11,621,651

Computers & Peripherals 2.0%
Dell, Inc. *	128,285	3,540,666

2

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Internet Software & Services 4.3%
eBay, Inc. *	90,536	$3,532,714
Google, Inc., Class A *	6,751	3,829,640

		7,362,354

IT Services 1.4%
Accenture, Ltd., Class A	20,694	832,934
Automatic Data Processing, Inc.	34,754	1,596,251

		2,429,185

Semiconductors & Semiconductor Equipment 4.1%
Altera Corp.	92,576	2,229,230
Intel Corp.	114,037	2,948,997
Texas Instruments, Inc.	49,720	1,819,255

		6,997,482

Software 4.2%
Microsoft Corp.	98,623	2,905,434
Oracle Corp. *	196,522	4,254,701

		7,160,135

MATERIALS 1.1%
Chemicals 1.1%
Air Products & Chemicals, Inc.	19,645	1,920,495

TELECOMMUNICATION SERVICES 2.6%
Diversified Telecommunication Services 1.7%
AT&T, Inc.	40,321	1,705,981
Verizon Communications, Inc.	28,738	1,272,519

		2,978,500

Wireless Telecommunication Services 0.9%
Sprint Nextel Corp.	80,482	1,529,158

UTILITIES 0.7%
Electric Utilities 0.7%
Exelon Corp.	17,276	1,301,919

Total Common Stocks (cost $123,525,565)		169,787,019

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 1.9%
MUTUAL FUND SHARES 0.7%
AIM Short-Term Investments Trust Government & Agency Portfolio, Class I, 4.83% q	1,249,567	1,249,567

	Principal Amount	Value

REPURCHASE AGREEMENTS ^ 1.2%
Dresdner Kleinwort Wasserstein Securities, Inc., 5.33%, dated 09/28/2007, maturing 10/01/2007, maturity value $2,000,888	$2,000,000	2,000,000

Total Investments of Cash Collateral from Securities Loaned (cost $3,249,567)		3,249,567

	Shares	Value

SHORT-TERM INVESTMENTS 1.3%
MUTUAL FUND SHARES 1.3%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 4.66% q ø (cost $2,230,506)	2,230,506	2,230,506

Total Investments (cost $129,005,638) 101.9%		175,267,092
Other Assets and Liabilities (1.9%)		(3,251,930)

Net Assets 100.0%		$172,015,162

3

EVERGREEN VA FUNDAMENTAL LARGE CAP FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
*	Non-income producing security
ρ	All or a portion of this security is on loan.
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
q	Rate shown is the 7-day annualized yield at period end.
^

Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 15 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt

On September 30, 2007, the aggregate cost of securities for federal income tax purposes was $129,580,085. The gross unrealized appreciation and depreciation on securities based on tax cost was $47,414,164 and $1,727,157, respectively, with a net unrealized appreciation of $45,687,007.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

4

EVERGREEN VA GROWTH FUND SCHEDULE OF INVESTMENTS

September 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS 95.0%
CONSUMER DISCRETIONARY 11.7%
Hotels, Restaurants & Leisure 5.1%
California Pizza Kitchen, Inc. *	24,450	$429,587
Chipotle Mexican Grill, Inc., Class A * ρ	4,800	567,024
Gaylord Entertainment Co. *	14,900	792,978
Great Wolf Resorts, Inc. *	38,800	479,568
Life Time Fitness, Inc. * ρ	12,854	788,464
McCormick & Schmick’s Seafood Restaurants, Inc. *	23,000	433,090
Pinnacle Entertainment, Inc. *	24,200	658,966
Texas Roadhouse, Inc., Class A *	41,000	479,700

		4,629,377

Leisure Equipment & Products 1.2%
Callaway Golf Co.	40,200	643,602
Smith & Wesson Holding Corp. *	23,300	444,797

		1,088,399

Media 1.9%
Arbitron, Inc.	17,300	784,382
National CineMedia, Inc.	42,400	949,760

		1,734,142

Specialty Retail 2.1%
Citi Trends, Inc. * ρ	17,100	372,096
Conn’s, Inc. * ρ	26,600	635,474
DSW, Inc., Class A * ρ	19,700	495,849
Monro Muffler Brake, Inc.	12,579	425,044

		1,928,463

Textiles, Apparel & Luxury Goods 1.4%
Iconix Brand Group, Inc. *	30,800	732,732
Volcom, Inc. *	13,200	561,264

		1,293,996

CONSUMER STAPLES 2.4%
Food & Staples Retailing 0.8%
Longs Drug Stores Corp.	14,300	710,281

Food Products 0.9%
Hain Celestial Group, Inc. *	25,900	832,167

Personal Products 0.7%
Bare Escentuals, Inc. *	25,300	629,211

ENERGY 4.6%
Energy Equipment & Services 3.1%
Core Laboratories NV *	6,293	801,665
Dril-Quip, Inc. *	3,800	187,530
Oceaneering International, Inc. *	14,924	1,131,239
Superior Energy Services, Inc. *	10,192	361,205
Tetra Technologies, Inc. *	17,500	369,950

		2,851,589

Oil, Gas & Consumable Fuels 1.5%
PetroQuest Energy, Inc. *	41,000	439,930
World Fuel Services Corp.	22,700	926,387

		1,366,317

1

EVERGREEN VA GROWTH FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS 4.1%
Capital Markets 2.2%
GFI Group, Inc. *	8,700	$749,244
Greenhill & Co. ρ	7,500	457,875
KBW, Inc. *	12,800	368,384
Stifel Financial Corp. *	6,700	387,528

		1,963,031

Commercial Banks 0.6%
Signature Bank *	16,800	591,864

Consumer Finance 1.3%
Dollar Financial Corp. *	30,200	861,606
World Acceptance Corp. *	10,600	350,648

		1,212,254

HEALTH CARE 22.4%
Biotechnology 4.6%
Alkermes, Inc. *	35,600	655,040
BioMarin Pharmaceutical, Inc. *	37,200	926,280
Medarex, Inc. *	27,300	386,568
Myriad Genetics, Inc. * ρ	13,200	688,380
Onyx Pharmaceuticals, Inc. *	17,800	774,656
United Therapeutics Corp. *	10,800	718,632

		4,149,556

Health Care Equipment & Supplies 6.7%
ArthroCare Corp. *	14,700	821,583
Hologic, Inc. *	17,100	1,043,100
Immucor, Inc. *	24,750	884,812
Inverness Medical Innovations, Inc. *	14,100	780,012
Meridian Bioscience, Inc.	25,900	785,288
NuVasive, Inc. *	27,500	988,075
Zoll Medical Corp. *	32,200	834,624

		6,137,494

Health Care Providers & Services 4.9%
Healthways, Inc. * ρ	14,300	771,771
Inventiv Health, Inc. *	11,200	490,784
Pediatrix Medical Group, Inc. *	13,416	877,675
Psychiatric Solutions, Inc. *	24,022	943,584
Sun Healthcare Group, Inc. *	41,000	685,110
VCA Antech, Inc. *	17,645	736,679

		4,505,603

Health Care Technology 2.2%
Allscripts Heathcare Solutions, Inc. * ρ	23,900	646,017
Eclipsys Corp. *	33,500	781,220
TriZetto Group, Inc. *	33,400	584,834

		2,012,071

Life Sciences Tools & Services 3.0%
Icon plc *	15,100	770,553
Illumina, Inc. *	24,700	1,281,436
PAREXEL International Corp. *	16,900	697,463

		2,749,452

Pharmaceuticals 1.0%
Adams Respiratory Therapeutics, Inc. *	10,600	408,524
MGI Pharma, Inc. *	17,100	475,038

		883,562

2

EVERGREEN VA GROWTH FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 15.9%
Aerospace & Defense 4.3%
AAR Corp. *	31,200	$946,608
ARGON ST, Inc. *	36,068	714,146
BE Aerospace, Inc. *	31,800	1,320,654
Hexcel Corp. * ρ	42,100	956,091

		3,937,499

Air Freight & Logistics 1.4%
Forward Air Corp.	13,000	387,140
UTi Worldwide, Inc.	40,600	932,988

		1,320,128

Airlines 1.2%
AirTran Holdings, Inc. *	83,100	817,704
US Airways Group, Inc. *	12,400	325,500

		1,143,204

Commercial Services & Supplies 2.1%
Advisory Board Co. *	10,700	625,629
Interface, Inc., Class A	30,900	557,745
Steiner Leisure, Ltd. *	16,500	716,100

		1,899,474

Construction & Engineering 1.5%
Quanta Services, Inc. *	50,500	1,335,725

Electrical Equipment 1.5%
General Cable Corp. *	10,100	677,912
Polypore International, Inc. *	48,300	679,098

		1,357,010

Machinery 3.3%
Albany International Corp., Class A	19,500	731,055
IDEX Corp.	24,150	878,819
Manitowoc Co.	20,200	894,456
RBC Bearings, Inc. *	13,400	513,890

		3,018,220

Trading Companies & Distributors 0.6%
Interline Brands, Inc. *	22,591	519,367

INFORMATION TECHNOLOGY 28.0%
Communications Equipment 0.9%
Foundry Networks, Inc. *	48,200	856,514

Computers & Peripherals 0.6%
Stratasys, Inc. *	21,046	580,028

Electronic Equipment & Instruments 1.5%
Benchmark Electronics, Inc. *	26,022	621,145
Mellanox Technologies, Ltd. *	38,100	744,093

		1,365,238

Internet Software & Services 9.5%
Bankrate, Inc. * ρ	19,000	876,280
Digital River, Inc. *	20,600	921,850
Equinix, Inc. *	13,478	1,195,364
Knot, Inc. *	21,100	448,586
LivePerson, Inc. *	87,200	537,152
NIC, Inc.	111,911	776,662
SAVVIS, Inc. *	32,200	1,248,716
SupportSoft, Inc. *	41,900	244,696

3

EVERGREEN VA GROWTH FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Internet Software & Services continued
Switch & Data Facilities Co., Inc. *	49,900	$812,871
ValueClick, Inc. *	34,800	781,608
Vocus, Inc. *	26,950	788,018

		8,631,803

IT Services 0.7%
Heartland Payment Systems, Inc. ρ	26,400	678,480

Semiconductors & Semiconductor Equipment 8.4%
ANADIGICS, Inc. *	35,500	641,840
ATMI, Inc. *	52,361	1,557,740
FormFactor, Inc. *	21,000	931,770
Mattson Technology, Inc. *	35,400	306,210
NetLogic Microsystems, Inc. * ρ	31,600	1,141,076
PDF Solutions, Inc. *	40,100	396,188
Power Integrations, Inc. *	46,000	1,366,660
Semtech Corp. *	16,100	329,728
Tessera Technologies, Inc. *	26,600	997,500

		7,668,712

Software 6.4%
Blackboard, Inc. *	22,000	1,008,480
Bladelogic, Inc. *	2,400	61,536
Bottomline Technologies, Inc. *	66,100	828,233
Concur Technologies, Inc. *	32,364	1,020,114
Micros Systems, Inc. *	15,400	1,002,078
Quality Systems, Inc.	14,340	525,274
Smith Micro Software, Inc. * ρ	36,900	592,614
Ultimate Software Group, Inc. *	23,500	820,150

		5,858,479

MATERIALS 1.0%
Chemicals 1.0%
Cytec Industries, Inc.	13,000	889,070

TELECOMMUNICATION SERVICES 4.9%
Diversified Telecommunication Services 3.6%
Cogent Communications Group, Inc. *	45,700	1,066,638
Paetec Holding Corp. *	76,200	950,214
Time Warner Telecom, Inc. *	59,300	1,302,821

		3,319,673

Wireless Telecommunication Services 1.3%
Leap Wireless International, Inc. *	5,700	463,809
SBA Communications Corp. *	20,900	737,352

		1,201,161

Total Common Stocks (cost $71,249,618)		86,848,614

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 8.9%
MUTUAL FUND SHARES 1.2%
AIM Short-Term Investments Trust Government & Agency Portfolio, Class I, 4.83% q	1,099,856	1,099,856

4

EVERGREEN VA GROWTH FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Principal Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED continued
REPURCHASE AGREEMENTS ^ 7.7%
Banc of America Securities, LLC, 5.32%, dated 09/28/2007, maturing 10/01/2007, maturity value $3,001,330	$3,000,000	$3,000,000
Credit Suisse First Boston, LLC, 5.33%, dated 09/28/2007, maturing 10/01/2007, maturity value $1,000,444	1,000,000	1,000,000
Deutsche Bank Securities, Inc., 5.33%, dated 09/28/2007, maturing 10/01/2007, maturity value $1,000,444	1,000,000	1,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., 5.32%, dated 09/28/2007, maturing 10/01/2007, maturity value $1,000,443	1,000,000	1,000,000
Nomura Securities International, Inc., 5.33%, dated 09/28/2007, maturing 10/01/2007, maturity value $1,000,444	1,000,000	1,000,000

		7,000,000

Total Investments of Cash Collateral from Securities Loaned (cost $8,099,856)		8,099,856

	Shares	Value

SHORT-TERM INVESTMENTS 4.5%
MUTUAL FUND SHARES 4.5%
Evergreen Institutional Money Market Fund, Class I, 5.25% q ø (cost $4,101,943)	4,101,943	4,101,943

Total Investments (cost $83,451,417) 108.4%		99,050,413
Other Assets and Liabilities (8.4%)		(7,656,806)

Net Assets 100.0%		$91,393,607

*	Non-income producing security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
^

Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 78 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

On September 30, 2007, the aggregate cost of securities for federal income tax purposes was $83,565,836. The gross unrealized appreciation and depreciation on securities based on tax cost was $18,004,378 and $2,519,801, respectively, with a net unrealized appreciation of $15,484,577.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

5

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS

September 30, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 84.9%
CONSUMER DISCRETIONARY 20.4%
Auto Components 1.9%
Goodyear Tire & Rubber Co.:
9.00%, 07/01/2015 ρ	$205,000	$219,862
FRN, 11.25%, 03/01/2011	120,000	129,150
Metaldyne Corp.:
10.00%, 11/01/2013	50,000	47,750
11.00%, 06/15/2012 ρ	325,000	280,312
Tenneco, Inc., 10.25%, 07/15/2013	35,000	37,713

		714,787

Automobiles 1.5%
Ford Motor Co.:
5.80%, 01/12/2009	75,000	72,461
7.45%, 07/16/2031 ρ	195,000	154,050
7.875%, 06/15/2010	170,000	166,278
General Motors Corp.:
7.20%, 01/15/2011 ρ	55,000	52,663
8.25%, 07/15/2023	80,000	70,400
8.375%, 07/15/2033 ρ	85,000	74,906

		590,758

Diversified Consumer Services 0.3%
Education Management, LLC, 10.25%, 06/01/2016 ρ	60,000	62,400
Service Corporation International, 6.75%, 04/01/2015	45,000	44,888

		107,288

Hotels, Restaurants & Leisure 4.9%
Caesars Entertainment, Inc.:
7.875%, 03/15/2010	90,000	92,250
8.125%, 05/15/2011	40,000	41,000
Fontainebleau Las Vegas Holdings, LLC, 10.25%, 06/15/2015 144A	304,000	286,520
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010	110,000	116,600
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	450,000	405,000
Outback Steakhouse, Inc., 10.00%, 06/15/2015 144A ρ	35,000	31,150
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A	200,000	220,500
Seneca Gaming Corp., 7.25%, 05/01/2012	65,000	65,812
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/2015 144A	165,000	167,475
Six Flags, Inc.:
8.875%, 02/01/2010 ρ	45,000	40,838
9.625%, 06/01/2014 ρ	160,000	133,000
Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015 ρ	304,000	254,600
Universal City Development Partners, Ltd., 11.75%, 04/01/2010	50,000	52,375

		1,907,120

Household Durables 1.3%
Hovnanian Enterprises, Inc.:
6.00%, 01/15/2010 ρ	30,000	23,550
6.50%, 01/15/2014	72,000	56,340
Libbey, Inc., FRN, 12.38%, 06/01/2011	170,000	184,875
Meritage Homes Corp.:
6.25%, 03/15/2015	35,000	27,475
7.00%, 05/01/2014	80,000	64,400
Standard Pacific Corp.:
5.125%, 04/01/2009 ρ	40,000	34,000
6.50%, 10/01/2008	15,000	13,425
6.50%, 08/15/2010 ρ	120,000	93,000

		497,065

1

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media 7.7%
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012	$240,000	$234,000
CCH I, LLC, 11.00%, 10/01/2015	310,000	316,050
CSC Holdings, Inc., 7.625%, 04/01/2011	65,000	65,488
Dex Media East, LLC:
9.875%, 11/15/2009	375,000	385,312
12.125%, 11/15/2012	190,000	203,300
Dex Media West, LLC, 8.50%, 08/15/2010	140,000	144,550
Lamar Media Corp.:
6.625%, 08/15/2015	400,000	388,000
Ser. B, 6.625%, 08/15/2015	60,000	58,200
Mediacom Broadband, LLC, 8.50%, 10/15/2015 ρ	20,000	20,150
Mediacom Communications Corp., 9.50%, 01/15/2013	335,000	340,862
Paxson Communications Corp., FRN, 11.61%, 01/15/2013 144A	260,000	265,850
R.H. Donnelley Corp., Ser. A-4, 8.875%, 10/15/2017 144A #	65,000	65,975
Sinclair Broadcast Group, Inc., Class A, 8.00%, 03/15/2012	30,000	30,825
Sirius Satellite Radio, Inc., 9.625%, 08/01/2013	90,000	89,775
XM Satellite Radio Holdings, Inc., 9.75%, 05/01/2014 ρ	125,000	125,938
Young Broadcasting, Inc., 8.75%, 01/15/2014	280,000	238,000

		2,972,275

Multi-line Retail 0.4%
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	135,000	144,450

Specialty Retail 1.0%
Home Depot, Inc., 5.875%, 12/16/2036	36,000	30,848
Michaels Stores, Inc., 10.00%, 11/01/2014 ρ	145,000	149,350
Payless ShoeSource, Inc., 8.25%, 08/01/2013	210,000	204,225

		384,423

Textiles, Apparel & Luxury Goods 1.4%
Levi Strauss & Co., 12.25%, 12/15/2012	90,000	97,221
Oxford Industries, Inc., 8.875%, 06/01/2011	200,000	203,000
Unifi, Inc., 11.50%, 05/15/2014	55,000	50,325
Warnaco Group, Inc., 8.875%, 06/15/2013	195,000	205,237

		555,783

CONSUMER STAPLES 2.8%
Food & Staples Retailing 0.3%
SUPERVALU, Inc., 7.50%, 11/15/2014	105,000	107,362

Food Products 0.7%
Del Monte Foods Co.:
6.75%, 02/15/2015 ρ	145,000	139,925
8.625%, 12/15/2012	100,000	102,000
Pilgrim’s Pride Corp., 8.375%, 05/01/2017	10,000	10,250
Smithfield Foods, Inc., 7.75%, 07/01/2017 ρ	20,000	20,600

		272,775

Household Products 0.2%
Church & Dwight Co., 6.00%, 12/15/2012	85,000	82,238

Personal Products 1.6%
Central Garden & Pet Co., 9.125%, 02/01/2013	215,000	202,638
Playtex Products, Inc.:
8.00%, 03/01/2011	200,000	210,500
9.375%, 06/01/2011	215,000	222,256

		635,394

2

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY 12.2%
Energy Equipment & Services 3.1%
Bristow Group, Inc.:
6.125%, 06/15/2013	$10,000	$9,750
7.50%, 09/15/2017 144A	70,000	71,750
Dresser-Rand Group, Inc., 7.375%, 11/01/2014	193,000	193,483
GulfMark Offshore, Inc., 7.75%, 07/15/2014	175,000	176,750
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	235,000	220,900
Parker Drilling Co., 9.625%, 10/01/2013 ρ	155,000	166,625
PHI, Inc., 7.125%, 04/15/2013	350,000	337,750

		1,177,008

Oil, Gas & Consumable Fuels 9.1%
Chesapeake Energy Corp., 6.875%, 01/15/2016	350,000	351,750
Cimarex Energy Co., 7.125%, 05/01/2017 ρ	25,000	24,938
Clayton Williams Energy, Inc., 7.75%, 08/01/2013	120,000	113,400
Delta Petroleum Corp., 7.00%, 04/01/2015	115,000	98,325
El Paso Corp., 7.00%, 06/15/2017 ρ	60,000	61,223
Encore Acquisition Co.:
6.00%, 07/15/2015 ρ	300,000	272,250
6.25%, 04/15/2014	40,000	37,600
Energy Partners, Ltd., 9.75%, 04/15/2014 144A ρ	45,000	43,425
Exco Resources, Inc., 7.25%, 01/15/2011	240,000	240,000
Forest Oil Corp.:
7.25%, 06/15/2019 144A ρ	65,000	65,325
7.75%, 05/01/2014	10,000	10,200
Frontier Oil Corp., 6.625%, 10/01/2011 ρ	35,000	34,563
Griffin Coal Mining Co., Ltd., 9.50%, 12/01/2016 144A	305,000	305,000
Mariner Energy, Inc., 8.00%, 05/15/2017	36,000	35,370
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	225,000	233,156
Peabody Energy Corp.:
5.875%, 04/15/2016	200,000	197,000
6.875%, 03/15/2013 ρ	100,000	101,500
Plains Exploration & Production Co., 7.75%, 06/15/2015	60,000	59,100
Regency Energy Partners, LP:
8.375%, 12/15/2013 144A	149,000	156,822
8.375%, 12/15/2013	35,000	36,837
Sabine Pass LNG, LP, 7.25%, 11/30/2013	250,000	247,500
Targa Resources, Inc., 8.50%, 11/01/2013 144A	200,000	201,000
Tesoro Corp., Ser. B:
6.50%, 06/01/2017 144A	140,000	139,650
6.625%, 11/01/2015	50,000	50,250
W&T Offshore, Inc., 8.25%, 06/15/2014 144A	30,000	29,025
Williams Cos., 8.125%, 03/15/2012	350,000	378,875

		3,524,084

FINANCIALS 11.2%
Consumer Finance 6.8%
CCH II Capital Corp., 10.25%, 09/15/2010	580,000	596,650
Ford Motor Credit Co., LLC:
5.70%, 01/15/2010	215,000	202,292
7.375%, 10/28/2009	390,000	382,597
9.75%, 09/15/2010	130,000	132,708

3

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Consumer Finance continued
General Motors Acceptance Corp., LLC:
5.625%, 05/15/2009	$30,000	$29,218
6.81%, 05/15/2009	150,000	144,524
6.875%, 09/15/2011	270,000	257,166
6.875%, 08/28/2012	600,000	563,360
7.75%, 01/19/2010	110,000	109,161
8.00%, 11/01/2031	105,000	103,285
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	105,000	93,187

		2,614,148

Diversified Financial Services 0.7%
Leucadia National Corp., 8.125%, 09/15/2015	260,000	262,925

Insurance 0.3%
Crum & Forster Holdings Corp., 7.75%, 05/01/2017	120,000	114,600

Real Estate Investment Trusts 2.2%
Host Marriott Corp.:
Ser. J, 7.125%, 11/01/2013	150,000	151,875
Ser. O:
6.375%, 03/15/2015 ρ	50,000	49,125
6.75%, 06/01/2016	195,000	194,025
Omega Healthcare Investors, Inc.:
7.00%, 04/01/2014	280,000	280,700
7.00%, 01/15/2016	150,000	149,437
Thornburg Mortgage, Inc., 8.00%, 05/15/2013	50,000	44,125

		869,287

Real Estate Management & Development 0.0%
Realogy Corp.:
10.50%, 04/15/2014 144A	5,000	4,275
12.375%, 04/15/2015 ρ 144A	15,000	11,362

		15,637

Thrifts & Mortgage Finance 1.2%
Residential Capital, LLC:
6.375%, 06/30/2010	185,000	153,640
7.125%, 11/21/2008	205,000	183,522
7.50%, 04/17/2013	70,000	56,585
7.875%, 06/30/2015	90,000	72,773

		466,520

HEALTH CARE 3.4%
Health Care Equipment & Supplies 0.3%
Universal Hospital Services, Inc., 8.50%, 06/01/2015 144A ρ	112,000	111,440

Health Care Providers & Services 3.1%
HCA, Inc.:
6.375%, 01/15/2015	130,000	111,150
6.50%, 02/15/2016 ρ	130,000	111,150
8.75%, 09/01/2010	100,000	101,500
9.25%, 11/15/2016 144A	515,000	548,475
HealthSouth Corp., 10.75%, 06/15/2016	140,000	148,050
Omnicare, Inc.:
6.125%, 06/01/2013	70,000	64,400
6.875%, 12/15/2015 ρ	135,000	125,550

		1,210,275

4

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS 6.3%
Aerospace & Defense 3.9%
Alliant Techsystems, Inc., 6.75%, 04/01/2016 ρ	$40,000	$39,700
Dae Aviation Holdings, 11.25%, 08/01/2015 144A	40,000	42,000
DRS Technologies, Inc.:
6.625%, 02/01/2016	100,000	99,250
7.625%, 02/01/2018 ρ	95,000	97,375
Hexcel Corp., 6.75%, 02/01/2015	40,000	39,700
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	820,000	791,300
6.375%, 10/15/2015	350,000	345,625
Vought Aircraft Industries, Inc., 8.00%, 07/15/2011	40,000	39,300

		1,494,250

Commercial Services & Supplies 0.8%
Browning-Ferris Industries, Inc.:
7.40%, 09/15/2035	90,000	85,050
9.25%, 05/01/2021	140,000	152,600
Corrections Corporation of America, 6.25%, 03/15/2013	15,000	14,850
Geo Group, Inc., 8.25%, 07/15/2013	15,000	15,225
Mobile Mini, Inc., 6.875%, 05/01/2015	45,000	43,987

		311,712

Machinery 0.8%
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	230,000	218,500
Manitowoc Co., 7.125%, 11/01/2013	105,000	105,000

		323,500

Road & Rail 0.6%
Avis Budget Group, Inc., 7.75%, 05/15/2016	150,000	147,750
Hertz Global Holdings, Inc.:
8.875%, 01/01/2014	50,000	51,750
10.50%, 01/01/2016	5,000	5,425

		204,925

Trading Companies & Distributors 0.2%
Neff Corp., 10.00%, 06/01/2015	15,000	10,725
United Rentals, Inc., 6.50%, 02/15/2012	75,000	76,313

		87,038

INFORMATION TECHNOLOGY 1.6%
Electronic Equipment & Instruments 0.5%
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	100,000	105,250
Sanmina-SCI Corp., FRN:
8.44%, 06/15/2010 144A ρ	65,000	64,675
8.44%, 06/15/2014 144A	35,000	33,600

		203,525

IT Services 0.6%
ipayment, Inc., 9.75%, 05/15/2014	130,000	124,800
SunGard Data Systems, Inc.:
4.875%, 01/15/2014	45,000	39,488
10.25%, 08/15/2015 ρ	15,000	15,750
Unisys Corp., 7.875%, 04/01/2008	70,000	69,912

		249,950

Software 0.5%
Activant Solutions, Inc., 9.50%, 05/01/2016	145,000	127,962
Harland Clarke Holdings Corp., 9.50%, 05/15/2015	57,000	51,158

		179,120

5

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS 12.1%
Chemicals 5.2%
ARCO Chemical Co.:
9.80%, 02/01/2020	$65,000	$64,675
10.25%, 11/01/2010	10,000	10,750
Equistar Chemicals, LP, 10.625%, 05/01/2011	17,000	17,850
Huntsman International, LLC, 11.50%, 07/15/2012	220,000	240,350
Koppers Holdings, Inc.:
9.875%, 10/15/2013	15,000	15,937
Sr. Disc. Note, Step Bond, 0.00%, 11/15/2014 †	135,000	116,100
Lyondell Chemical Co.:
6.875%, 06/15/2017	185,000	201,650
10.50%, 06/01/2013	275,000	297,000
MacDermid, Inc., 9.50%, 04/15/2017 144A	187,000	181,390
Millenium America, Inc., 7.625%, 11/15/2026	105,000	91,350
Momentive Performance Materials, Inc.:
9.75%, 12/01/2014 144A	160,000	159,200
10.125%, 12/01/2014 144A	25,000	24,750
Mosaic Co.:
7.30%, 01/15/2028	50,000	47,750
7.625%, 12/01/2016 144A	120,000	128,550
Tronox Worldwide, LLC, 9.50%, 12/01/2012	400,000	401,000

		1,998,302

Construction Materials 0.5%
CPG International, Inc., 10.50%, 07/01/2013	210,000	211,050

Containers & Packaging 2.0%
Berry Plastics Holding Corp., 8.875%, 09/15/2014	65,000	66,788
Exopack Holding Corp., 11.25%, 02/01/2014	110,000	115,500
Graham Packaging Co., 9.875%, 10/15/2014	140,000	139,300
Graphic Packaging International, Inc.:
8.50%, 08/15/2011 ρ	30,000	30,675
9.50%, 08/15/2013	160,000	165,200
Smurfit-Stone Container Corp., 8.375%, 07/01/2012	245,000	246,225

		763,688

Metals & Mining 1.9%
Dayton Superior Corp., 13.00%, 06/15/2009	105,000	102,638
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 02/01/2014	315,000	322,087
8.25%, 04/01/2015	10,000	10,825
8.375%, 04/01/2017	160,000	175,200
Indalex Holdings Corp., 11.50%, 02/01/2014	115,000	108,675

		719,425

Paper & Forest Products 2.5%
Bowater, Inc., 9.375%, 12/15/2021	100,000	75,750
Buckeye Technologies, Inc., 8.50%, 10/01/2013	175,000	177,625
Georgia Pacific Corp., 8.125%, 05/15/2011 ρ	300,000	306,000
Glatfelter, 7.125%, 05/01/2016	205,000	205,000
Verso Paper Holdings, LLC, 11.375%, 08/01/2016 ρ	195,000	206,213

		970,588

TELECOMMUNICATION SERVICES 5.3%
Diversified Telecommunication Services 2.3%
Citizens Communications Co., 7.875%, 01/15/2027	45,000	44,100
Consolidated Communications, Inc., 9.75%, 04/01/2012	114,000	115,710
Insight Midwest, LP, 9.75%, 10/01/2009 ρ	208,000	208,780

6

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES continued
Diversified Telecommunication Services continued
Qwest Communications International, Inc.:
7.875%, 09/01/2011	$210,000	$221,550
8.875%, 03/15/2012	85,000	93,181
FRN, 9.06%, 02/15/2009	20,000	20,300
West Corp., 11.00%, 10/15/2016 ρ	175,000	184,625

		888,246

Wireless Telecommunication Services 3.0%
Centennial Communications Corp., 8.125%, 02/01/2014 ρ	350,000	357,875
Cricket Communications, Inc., 9.375%, 11/01/2014 ρ	190,000	193,800
Dobson Cellular Systems, Inc., 9.875%, 11/01/2012	230,000	249,550
MetroPCS Wireless, Inc., 9.25%, 11/01/2014 144A ρ	240,000	246,000
Rural Cellular Corp., 8.25%, 03/15/2012	90,000	93,825

		1,141,050

UTILITIES 9.6%
Electric Utilities 6.6%
Allegheny Energy Supply Co., 8.25%, 04/15/2012 144A	265,000	285,538
Aquila, Inc., 14.875%, 07/01/2012	382,000	483,230
CMS Energy Corp.:
6.55%, 07/17/2017	20,000	19,496
8.50%, 04/15/2011	40,000	43,156
Edison Mission Energy:
7.00%, 05/15/2017 144A	75,000	74,250
7.20%, 05/15/2019 144A	85,000	84,150
Mirant North America, LLC, 7.375%, 12/31/2013 ρ	355,000	362,100
NRG Energy, Inc., 7.375%, 02/01/2016	480,000	482,400
Orion Power Holdings, Inc., 12.00%, 05/01/2010	250,000	275,000
PSEG Energy Holdings, LLC, 10.00%, 10/01/2009	35,000	37,608
Reliant Energy, Inc.:
6.75%, 12/15/2014	375,000	380,625
7.875%, 06/15/2017 ρ	5,000	5,056

		2,532,609

Gas Utilities 1.1%
SEMCO Energy, Inc., 7.75%, 05/15/2013	410,000	420,377

Independent Power Producers & Energy Traders 1.9%
AES Corp.:
7.75%, 03/01/2014 ρ	280,000	285,600
9.00%, 05/15/2015 144A	160,000	168,800
Dynegy, Inc., 8.375%, 05/01/2016 ρ	285,000	287,850

		742,250

Total Corporate Bonds (cost $32,785,025)		32,779,247

YANKEE OBLIGATIONS – CORPORATE 7.2%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Quebecor Media, Inc., 7.75%, 03/15/2016 #	20,000	18,750

ENERGY 0.8%
Oil, Gas & Consumable Fuels 0.8%
OPTI Canada, Inc.:
7.875%, 12/15/2014 144A	190,000	190,950
8.25%, 12/15/2014 144A	125,000	126,563

		317,513

7

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
FINANCIALS 1.5%
Consumer Finance 0.9%
Avago Technologies Finance Private, Ltd., 10.125%, 12/01/2013	$55,000	$59,400
NXP Funding, LLC, 7.875%, 10/15/2014	75,000	72,469
Petroplus Finance, Ltd., 6.75%, 05/01/2014 144A	45,000	43,425
Virgin Media Finance plc, 9.125%, 08/15/2016	160,000	166,800

		342,094

Diversified Financial Services 0.6%
Ship Finance International, Ltd., 8.50%, 12/15/2013	235,000	242,637

INDUSTRIALS 1.0%
Road & Rail 1.0%
Kansas City Southern de Mexico:
7.375%, 06/01/2014 144A ρ	180,000	176,400
9.375%, 05/01/2012	200,000	210,500

		386,900

INFORMATION TECHNOLOGY 0.7%
Communications Equipment 0.7%
Nortel Networks Corp., 10.125%, 07/15/2013 144A	265,000	273,944

Semiconductors & Semiconductor Equipment 0.0%
Sensata Technologies, Inc., 8.00%, 05/01/2014	10,000	9,800

MATERIALS 2.2%
Metals & Mining 2.0%
Novelis, Inc., 7.25%, 02/15/2015	785,000	761,450

Paper & Forest Products 0.2%
Abitibi-Consolidated, Inc., 8.375%, 04/01/2015	35,000	25,637
Corporacion Durango SAB de CV, 10.50%, 10/05/2017 144A #	55,000	55,000

		80,637

TELECOMMUNICATION SERVICES 0.8%
Wireless Telecommunication Services 0.8%
Inmarsat plc, Sr. Disc. Note, Step Bond, 0.00%, 11/15/2012 †	70,000	67,375
Intelsat, Ltd.:
9.25%, 06/15/2016 ρ	100,000	104,250
11.25%, 06/15/2016	115,000	123,769

		295,394

UTILITIES 0.2%
Electric Utilities 0.2%
InterGen NV, 9.00%, 06/30/2017 144A ρ	60,000	63,300

Total Yankee Obligations – Corporate (cost $2,809,540)		2,792,419

	Shares	Value

COMMON STOCKS 0.1%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Comcast Corp., Class A *	411	9,938

INDUSTRIALS 0.0%
Airlines 0.0%
Delta Air Lines, Inc. *	1,008	18,094

MATERIALS 0.1%
Containers & Packaging 0.1%
Smurfit-Stone Container Corp. *	1,600	18,688

8

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES 0.0%
Gas Utilities 0.0%
SEMCO Energy, Inc. *	298	$2,351

Total Common Stocks (cost $55,419)		49,071

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Metricom, Inc., Expiring 02/15/2010 * ☐ + (cost $10,603)	50	0

	Principal Amount	Value

DEBT OBLIGATIONS 1.4%
Blue Grass Energy Corp. Loan, FRN, 10.67%, 12/30/2013	$350,000	350,430
First Data Corp., FRN, 7.98%, 09/24/2014 #	185,000	177,661

Total Debt Obligations (cost $527,600)		528,091

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 12.8%
REPURCHASE AGREEMENT ^ 12.8%
Banc of America Securities, LLC, 5.10%, dated 09/28/2007, maturing 10/01/2007, maturity value $4,949,688 (cost $4,947,585)	4,947,585	4,947,585

	Shares	Value

SHORT-TERM INVESTMENTS 4.3%
MUTUAL FUND SHARES 4.3%
Evergreen Institutional Money Market Fund, Class I, 5.25% q ø ## (cost $1,642,133)	1,642,133	1,642,133

Total Investments (cost $42,777,905) 110.7%		42,738,546
Other Assets and Liabilities (10.7%)		(4,134,547)

Net Assets 100.0%		$38,603,999

ρ	All or a portion of this security is on loan.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

#	When-issued or delayed delivery security
†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

*	Non-income producing security
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid.
^	Collateralized by U.S. government agency obligations at period end.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations

FRN	Floating Rate Note

On September 30, 2007, the aggregate cost of investments for federal income tax purposes was $42,801,719. The gross unrealized appreciation and depreciation on investments based on tax cost was $496,779 and $559,952, respectively, with a net unrealized depreciation of $63,173.

9

EVERGREEN VA HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

10

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS

September 30, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS 93.0%
CONSUMER DISCRETIONARY 9.9%
Auto Components 0.8%
Compagnie Generale des Etablissements Michelin, Class B	France	17,939	$2,412,202

Automobiles 0.9%
Toyota Motor Corp.	Japan	51,000	3,012,152

Hotels, Restaurants & Leisure 0.8%
Sodexho Alliance SA	France	34,588	2,392,561

Household Durables 1.0%
Koninklijke Philips Electronics NV	Netherlands	59,213	2,672,924
Sony Corp.	Japan	10,600	514,326

			3,187,250

Media 2.2%
Lagardere Groupe	France	8,848	753,256
Television Broadcasts, Ltd.	Hong Kong	191,000	1,147,856
Toho Co., Ltd. *	Japan	43,300	856,230
Vivendi	France	97,215	4,104,128

			6,861,470

Specialty Retail 0.8%
Inditex SA	Spain	24,449	1,647,975
Yamada Denki Co., Ltd.	Japan	9,300	921,129

			2,569,104

Textiles, Apparel & Luxury Goods 3.4%
adidas AG	Germany	121,310	7,958,850
Christian Dior SA	France	14,180	1,814,923
Geox SpA	Italy	53,246	1,144,448

			10,918,221

CONSUMER STAPLES 11.4%
Beverages 4.1%
Diageo plc	United Kingdom	213,181	4,679,981
Foster’s Group, Ltd.	Australia	120,130	695,924
Heineken NV	Netherlands	85,594	5,618,053
Marston’s plc	United Kingdom	101,498	702,276
Scottish & Newcastle plc	United Kingdom	121,732	1,521,572

			13,217,806

Food & Staples Retailing 1.2%
Carrefour SA	France	53,168	3,725,572

Food Products 3.8%
Chocoladefabriken Lindt & Sprungli AG	Switzerland	396	1,377,140
Lotte Confectionery Co., Ltd.	South Korea	522	908,074
Nestle SA	Switzerland	13,055	5,864,266
Unilever NV	Netherlands	126,006	3,890,855

			12,040,335

Personal Products 0.3%
Shiseido Co., Ltd.	Japan	42,000	932,967

Tobacco 2.0%
British American Tobacco plc	United Kingdom	104,802	3,753,142
Japan Tobacco, Inc.	Japan	160	879,481
Swedish Match AB	Sweden	80,000	1,664,002

			6,296,625

ENERGY 6.7%
Oil, Gas & Consumable Fuels 6.7%
BP plc	United Kingdom	370,301	4,295,484
ENI SpA	Italy	101,012	3,744,339

1

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
OAO LUKOIL, ADR	Russia	16,333	$1,357,272
PTT Public Co.	Thailand	196,300	1,930,069
Royal Dutch Shell plc, Class A	United Kingdom	39,938	1,646,583
Statoil ASA	Norway	130,000	4,429,024
Total SA ρ	France	45,336	3,686,942

			21,089,713

FINANCIALS 15.1%
Capital Markets 0.6%
Deutsche Bank AG	Germany	1,976	254,715
UBS AG	Switzerland	29,742	1,599,115

			1,853,830

Commercial Banks 5.4%
Alpha Bank SA	Greece	20,780	724,340
Anglo Irish Bank Corp. plc	Ireland	14,706	278,121
Anglo Irish Bank Corp. plc	Ireland	2,656	49,246
Banco Santander Central Hispano SA	Spain	88,800	1,726,254
Bank of Yokohama, Ltd.	Japan	229,000	1,581,924
BNP Paribas SA	France	25,016	2,738,013
DBS Group Holdings, Ltd.	Singapore	70,000	1,017,942
Greek Postal Savings Bank SA	Greece	59,726	1,311,838
HSBC Holdings plc – Hong Kong Exchange	United Kingdom	48,525	887,978
Intesa Sanpaolo SpA *	Italy	94,041	688,737
Lloyds TSB Group plc	United Kingdom	168,357	1,866,905
National Australia Bank, Ltd.	Australia	29,934	1,054,537
National Bank of Greece SA	Greece	13,565	864,815
Royal Bank of Scotland Group plc	United Kingdom	51,320	550,728
Unicredito Italian SpA	Italy	238,954	2,044,850

			17,386,228

Consumer Finance 1.1%
Orix Corp. *	Japan	14,990	3,421,212

Diversified Financial Services 3.4%
Compagnie Nationale a Portefeuille	Belgium	5,308	370,351
Groupe Bruxelles Lambert SA	Belgium	22,477	2,726,840
Guoco Group, Ltd.	Bermuda	135,000	1,841,521
Hellenic Exchanges SA	Greece	32,540	1,044,229
IFIL Investments SpA	Italy	186,565	2,011,629
ING Groep NV	Netherlands	31,039	1,378,106
Pargesa Holdings SA	Switzerland	13,039	1,436,832

			10,809,508

Insurance 3.0%
Allianz SE	Germany	6,339	1,481,368
Amlin plc	United Kingdom	100,531	677,091
AXA SA	France	23,790	1,064,739
Catlin Group, Ltd.	United Kingdom	71,337	667,474
CNP Assurances	France	15,131	1,935,996
Mitsui Sumitomo Insurance Co., Ltd.	Japan	129,000	1,515,928
Sampo Oyj, Class A	Finland	26,000	793,937
Swiss Reinsurance Co.	Switzerland	16,266	1,448,754

			9,585,287

Real Estate Management & Development 1.6%
Chinese Estates Holdings, Ltd.	Bermuda	526,000	844,768
Hysan Development Co., Ltd.	Hong Kong	327,000	906,843
IRSA Inversiones y Representaciones SA, GDR * ρ	Argentina	77,096	1,223,513

2

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Real Estate Management & Development continued
Patrizia Immobilien AG	Germany	86,211	$1,320,574
Shun Tak Holdings, Ltd.	Hong Kong	444,000	715,360

			5,011,058

HEALTH CARE 5.0%
Health Care Equipment & Supplies 0.6%
Smith & Nephew plc	United Kingdom	159,348	1,946,148

Pharmaceuticals 4.4%
Eisai Co., Ltd. ρ	Japan	42,200	1,996,132
GlaxoSmithKline plc	United Kingdom	64,136	1,700,330
Novartis AG	Switzerland	59,849	3,302,670
Roche Holding AG	Switzerland	25,512	4,625,598
Teva Pharmaceutical Industries, Ltd., ADR ρ	Israel	52,437	2,331,873

			13,956,603

INDUSTRIALS 13.3%
Aerospace & Defense 2.5%
BAE Systems plc	United Kingdom	616,855	6,222,453
Thales SA	France	26,311	1,542,697

			7,765,150

Building Products 1.2%
Assa Abloy AB, Class B	Sweden	40,600	842,906
Compagnie de Saint-Gobain SA	France	27,337	2,853,635

			3,696,541

Construction & Engineering 0.8%
Bilfinger Berger AG	Germany	22,117	1,728,948
Okumura Corp.	Japan	180,000	917,287

			2,646,235

Electrical Equipment 3.7%
Alstom SA	France	31,177	6,339,549
Mitsubishi Electric Corp.	Japan	228,000	2,860,055
Schneider Electric SA	France	19,473	2,460,721

			11,660,325

Industrial Conglomerates 3.4%
Keppel Corp., Ltd.	Singapore	488,000	4,731,006
Siemens AG	Germany	40,238	5,533,494
Smiths Group plc	United Kingdom	25,584	559,033

			10,823,533

Machinery 1.2%
Fanuc, Ltd.	Japan	6,700	683,453
KCI Konecranes International Oyj	Finland	22,450	903,265
Komatsu, Ltd.	Japan	37,000	1,244,131
THK Co., Ltd.	Japan	51,900	1,096,368

			3,927,217

Transportation Infrastructure 0.5%
Macquarie Airports	Australia	230,199	888,361
Macquarie Infrastructure Group	Australia	274,479	759,733

			1,648,094

INFORMATION TECHNOLOGY 10.6%
Communications Equipment 1.6%
Ericsson, Ser. B	Sweden	704,000	2,819,366
Nokia Corp.	Finland	65,138	2,476,797

			5,296,163

3

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment & Instruments 0.6%
Ingenico SA	France	26,878	$780,496
Keyence Corp.	Japan	5,400	1,199,529

			1,980,025

Office Electronics 2.7%
Canon, Inc.	Japan	102,500	5,598,458
Neopost	France	20,852	2,941,899

			8,540,357

Semiconductors & Semiconductor Equipment 1.2%
ASML Holding NV	Netherlands	53,250	1,765,787
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	Taiwan	57,174	578,601
United Microelectronics Corp. ☐	Taiwan	2,248,000	1,377,537

			3,721,925

Software 4.5%
Nintendo Co., Ltd.	Japan	18,100	9,428,808
SAP AG	Germany	61,325	3,590,431
Square Enix Co., Ltd. *	Japan	37,000	1,224,792

			14,244,031

MATERIALS 9.0%
Chemicals 4.0%
Akzo Nobel NV	Netherlands	22,397	1,846,348
BASF AG	Germany	6,607	914,054
Bayer AG	Germany	27,644	2,200,831
Hitachi Chemical Co., Ltd.	Japan	24,800	513,089
Lonza Group AG	Switzerland	25,454	2,776,482
Rhodia SA *	France	15,451	562,384
Tokuyama Corp.	Japan	113,000	1,715,745
Toray Industries, Inc. * ρ	Japan	149,000	1,183,745
Umicore SA *	Belgium	3,895	931,059

			12,643,737

Construction Materials 0.8%
Cemex SA de CV, ADR ρ	Mexico	23,945	716,434
CRH plc – London Exchange	Ireland	24,636	971,190
Imerys	France	9,990	912,030

			2,599,654

Containers & Packaging 0.3%
Rexam plc	United Kingdom	91,443	1,030,831
Metals & Mining 3.9%
BHP Billiton plc	United Kingdom	103,345	3,696,740
Companhia Vale do Rio Doce, ADR	Brazil	98,340	3,336,676
Evraz Group SA, GDR	Luxembourg	17,478	1,106,358
Rio Tinto plc	United Kingdom	47,810	4,131,855

			12,271,629

TELECOMMUNICATION SERVICES 8.5%
Diversified Telecommunication Services 4.8%
Chunghwa Telecom Co., Ltd.	Taiwan	858,506	1,604,684
France Telecom	France	37,278	1,248,911
Koninklijke KPN NV	Netherlands	72,474	1,257,965
Nippon Telegraph & Telephone Corp.	Japan	2	9,356
Telefonica SA	Spain	329,882	9,235,806
Telenor ASA	Norway	98,600	1,974,413

			15,331,135

4

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 3.7%
Bouygues SA	France	21,877	$1,887,414
China Unicom, Ltd.	Hong Kong	1,780,000	3,683,351
Sistema JSFC, GDR *	Russia	31,950	1,062,338
Tim Participacoes SA, ADR	Brazil	16,298	661,047
Vodafone Group plc	United Kingdom	1,232,449	4,446,364

			11,740,514

UTILITIES 3.5%
Electric Utilities 0.8%
British Energy Group plc	United Kingdom	137,419	1,501,363
Fortum Oyj	Finland	25,200	925,135

			2,426,498

Gas Utilities 1.0%
Gaz de France	France	26,092	1,356,069
Tokyo Gas Co., Ltd .	Japan	420,000	1,957,402

			3,313,471

Multi-Utilities 1.7%
National Grid plc	United Kingdom	37,583	602,281
RWE AG	Germany	31,807	4,001,171
United Utilities plc	United Kingdom	49,320	705,688

			5,309,140

Total Common Stocks (cost $216,559,320)			295,242,057

PREFERRED STOCKS 2.7%
CONSUMER DISCRETIONARY 0.4%
Automobiles 0.4%
Dr. Ing. h.c. F. Porsche AG, Var. Rate Pfd.	Germany	567	1,204,721

FINANCIALS 0.4%
Diversified Financial Services 0.4%
Istituto Finanziario Industriale SpA, Var. Rate Pfd.	Italy	35,657	1,373,616

HEALTH CARE 1.4%
Health Care Equipment & Supplies 1.4%
Fresenius AG, Var. Rate Pfd.	Germany	58,384	4,544,056

INFORMATION TECHNOLOGY 0.5%
Semiconductors & Semiconductor Equipment 0.5%
Samsung Electronics Co., Ltd., Var. Rate Pfd.	South Korea	3,189	1,484,471

Total Preferred Stocks (cost $5,906,629)			8,606,864

RIGHTS 0.0%
INDUSTRIALS 0.0%
Industrial Conglomerates 0.0%
GP Bruxelles Lambert * (cost $0)	Belgium	2,043	58

OTHER 1.1%
Yellow Pages Income Fund (cost $2,982,947)	Canada	262,746	3,593,243

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 3.1%
MUTUAL FUND SHARES 3.1%
Navigator Prime Portfolio, 5.32% § (cost $9,906,745)	United States	9,906,745	9,906,745

SHORT-TERM INVESTMENTS 2.5%
MUTUAL FUND SHARES 2.5%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 4.66% q ø (cost $7,959,026)	United States	7,959,026	7,959,026

Total Investments (cost $243,314,667) 102.4%			325,307,993
Other Assets and Liabilities (2.4%)			(7,655,277)

Net Assets 100.0%			$317,652,716

5

EVERGREEN VA INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)

*	Non-income producing security
ρ	All or a portion of this security is on loan.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
§	Rate shown is the 1-day annualized yield at period end.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt
GDR	Global Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of September 30, 2007:

United Kingdom	15.5%
France	15.4%
Japan	14.6%
Germany	11.3%
Switzerland	7.3%
Netherlands	6.0%
Spain	4.1%
Italy	3.6%
Hong Kong	2.1%
Norway	2.1%
Singapore	1.9%
Sweden	1.7%
Finland	1.7%
Belgium	1.3%
Brazil	1.3%
Greece	1.3%
Canada	1.2%
Taiwan	1.2%
Australia	1.1%
Bermuda	0.9%
Russia	0.8%
South Korea	0.8%
Israel	0.8%
Thailand	0.6%
Ireland	0.4%
Argentina	0.4%
Luxembourg	0.4%
Mexico	0.2%

100.0%

On September 30, 2007, the aggregate cost of securities for federal income tax purposes was $243,671,291. The gross unrealized appreciation and depreciation on securities based on tax cost was $85,261,407 and $3,624,705 respectively, with a net unrealized appreciation of $81,636,702.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

6

EVERGREEN VA OMEGA FUND SCHEDULE OF INVESTMENTS

September 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS 99.2%
CONSUMER DISCRETIONARY 21.2%
Diversified Consumer Services 5.5%
Apollo Group, Inc., Class A *	108,900	$6,550,335

Hotels, Restaurants & Leisure 1.0%
Carnival Corp.	25,070	1,214,140

Internet & Catalog Retail 7.7%
Amazon.com, Inc. *	98,131	9,140,903

Media 2.3%
Omnicom Group, Inc.	56,326	2,708,717

Multi-line Retail 0.9%
Target Corp.	15,562	989,276

Specialty Retail 1.7%
Best Buy Co., Inc.	29,585	1,361,502
Home Depot, Inc. *	20,900	677,996

		2,039,498

Textiles, Apparel & Luxury Goods 2.1%
Timberland Co., Class A *	131,000	2,483,760

CONSUMER STAPLES 10.3%
Beverages 2.8%
Coca-Cola Co.	58,193	3,344,352

Food & Staples Retailing 3.0%
Wal-Mart Stores, Inc.	64,536	2,816,996
Whole Foods Market, Inc. * ρ	14,000	685,440

		3,502,436

Food Products 1.0%
McCormick & Co., Inc.	32,800	1,179,816

Household Products 3.5%
Clorox Co.	24,900	1,518,651
Procter & Gamble Co.	37,792	2,658,289

		4,176,940

ENERGY 1.5%
Oil, Gas & Consumable Fuels 1.5%
Chevron Corp.	9,100	851,578
ConocoPhillips	9,646	846,630

		1,698,208

FINANCIALS 6.9%
Capital Markets 2.9%
Legg Mason, Inc.	40,200	3,388,458

Diversified Financial Services 2.0%
Citigroup, Inc.	52,195	2,435,941

Insurance 2.0%
Marsh & McLennan Cos.	91,533	2,334,091

HEALTH CARE 19.5%
Biotechnology 7.2%
Amgen, Inc. *	87,613	4,956,268
Biogen Idec, Inc. *	54,622	3,623,077

		8,579,345

Health Care Equipment & Supplies 6.0%
Medtronic, Inc.	54,499	3,074,288
St. Jude Medical, Inc. *	25,660	1,130,836
Zimmer Holdings, Inc. *	36,032	2,918,232

		7,123,356

1

EVERGREEN VA OMEGA FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services 0.9%
WellPoint, Inc. *	13,200	$1,041,744

Pharmaceuticals 5.4%
Bristol-Myers Squibb Co.	55,001	1,585,129
Novartis AG, ADR	66,700	3,665,832
Pfizer, Inc.	46,630	1,139,171

		6,390,132

INDUSTRIALS 5.6%
Air Freight & Logistics 2.3%
Expeditors International of Washington, Inc.	46,600	2,204,180
United Parcel Service, Inc., Class B	7,600	570,760

		2,774,940

Commercial Services & Supplies 2.3%
Cintas Corp.	72,900	2,704,590

Industrial Conglomerates 1.0%
Tyco International, Ltd.	26,843	1,190,208

INFORMATION TECHNOLOGY 34.2%
Communications Equipment 6.4%
Cisco Systems, Inc. *	124,403	4,118,983
QUALCOMM, Inc.	82,687	3,494,353

		7,613,336

Computers & Peripherals 3.5%
Avid Technology, Inc. * ρ	24,800	671,584
Dell, Inc. *	125,884	3,474,398

		4,145,982

Internet Software & Services 7.4%
eBay, Inc. *	119,615	4,667,377
Google, Inc., Class A *	7,186	4,076,402

		8,743,779

IT Services 0.9%
Automatic Data Processing, Inc.	22,687	1,042,014

Semiconductors & Semiconductor Equipment 8.7%
Altera Corp.	229,938	5,536,907
Intel Corp.	113,140	2,925,800
KLA-Tencor Corp.	12,325	687,489
Texas Instruments, Inc.	32,305	1,182,040

		10,332,236

Software 7.3%
Microsoft Corp.	129,139	3,804,435
Oracle Corp. *	225,264	4,876,966

		8,681,401

Total Common Stocks (cost $95,764,667)		117,549,934

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 1.1%
MUTUAL FUND SHARES 1.1%
AIM Short-Term Investment Trust Government & Agency Portfolio, Class I, 4.83% q (cost $1,371,944)	1,371,944	1,371,944

2

EVERGREEN VA OMEGA FUND SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 1.0%
MUTUAL FUND SHARES 1.0%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 4.66% q ø (cost $1,151,803)	1,151,803	$1,151,803

Total Investments (cost $98,288,414) 101.3%		120,073,681
Other Assets and Liabilities (1.3%)		(1,560,463)

Net Assets 100.0%		$118,513,218

*	Non-income producing security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt

On September 30, 2007, the aggregate cost of securities for federal income tax purposes was $98,384,165. The gross unrealized appreciation and depreciation on securities based on tax cost was $24,030,285 and $2,340,769, respectively, with a net unrealized appreciation of $21,689,516.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Funds securities lending agent may provide collateral in the form of repurchase agreements.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

3

EVERGREEN VA SPECIAL VALUES SCHEDULE OF INVESTMENTS

September 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS 91.0%
CONSUMER DISCRETIONARY 16.0%
Auto Components 1.0%
Modine Manufacturing Co.	37,912	$1,009,218
Superior Industries International, Inc.	11,806	256,072

		1,265,290

Hotels, Restaurants & Leisure 6.3%
IHOP Corp. ρ	22,045	1,396,110
Rare Hospitality International, Inc. *	63,604	2,423,949
Ruby Tuesday, Inc.	81,315	1,491,317
Triarc Companies, Inc., Class A	56,400	693,156
Triarc Companies, Inc., Class B ρ	173,573	2,171,398

		8,175,930

Household Durables 3.1%
BLYTH, Inc.	33,587	686,854
Cavco Industries, Inc. *	18,285	612,547
Dixie Group, Inc. * +	34,100	323,950
Ethan Allen Interiors, Inc. ρ	27,100	885,899
Furniture Brands International, Inc. ρ	46,979	476,367
La-Z-Boy, Inc. ρ	41,802	308,499
Tupperware Brands Corp.	23,530	740,960

		4,035,076

Media 0.8%
Journal Communications, Inc., Class A	112,203	1,063,684

Specialty Retail 3.6%
Children’s Place Retail Stores, Inc.	19,700	478,316
Christopher & Banks Corp.	31,600	382,992
Deb Shops, Inc. +	15,400	414,106
Finish Line, Inc., Class A	18,000	78,120
Foot Locker, Inc.	120,500	1,847,265
Pier 1 Imports, Inc. ρ	28,700	135,751
Zale Corp. *	54,460	1,260,204

		4,596,754

Textiles, Apparel & Luxury Goods 1.2%
K-Swiss, Inc., Class A	8,300	190,153
Kellwood Co. ρ	41,196	702,392
Kenneth Cole Productions, Inc., Class A	32,700	633,399

		1,525,944

CONSUMER STAPLES 4.2%
Food & Staples Retailing 2.0%
Casey’s General Stores, Inc.	85,220	2,360,594
Topps Co.	22,680	219,769

		2,580,363

Food Products 1.2%
American Italian Pasta Co., Class A ρ	23,500	193,523
Tootsie Roll Industries, Inc.	14,075	373,410
TreeHouse Foods, Inc. *	35,366	956,650

		1,523,583

Household Products 0.5%
WD-40 Co.	18,500	631,590

Personal Products 0.5%
Central Garden & Pet Co.	12,400	110,360
Prestige Brands Holdings, Inc. *	49,100	539,118

		649,478

1

EVERGREEN VA SPECIAL VALUES SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY 7.2%
Energy Equipment & Services 1.2%
Atwood Oceanics, Inc. *	16,220	$1,241,803
Carbo Ceramics, Inc.	8,113	411,573

		1,653,376

Oil, Gas & Consumable Fuels 6.0%
BioFuel Energy Corp. *	24,900	144,171
Forest Oil Corp. * ρ	29,022	1,249,107
Mariner Energy, Inc. *	88,141	1,825,400
Stone Energy Corp. *	62,200	2,488,622
Venoco, Inc. *	15,600	267,540
Whiting Petroleum Corp. *	39,740	1,766,443

		7,741,283

FINANCIALS 17.0%
Capital Markets 0.9%
ACA Capital Holdings, Inc. * ρ	30,300	184,527
Knight Capital Group, Inc., Class A *	69,000	825,240
Westwood Holdings Group, Inc. +	5,300	181,843

		1,191,610

Commercial Banks 5.7%
Amcore Financial, Inc. ρ +	58,297	1,452,761
BancorpSouth, Inc.	66,200	1,608,660
Citizens Republic Bancorp, Inc.	30,785	495,947
First Citizens Bancshares, Inc., Class A	15,230	2,656,112
First State Bancorp	14,200	278,888
Renasant Corp.	10,800	233,604
UMB Financial Corp.	14,900	638,614

		7,364,586

Insurance 7.1%
Assured Guaranty, Ltd.	53,800	1,461,746
Endurance Specialty Holdings, Ltd.	54,802	2,277,023
Hilb, Rogal & Hobbs Co.	49,500	2,144,835
IPC Holdings, Ltd.	46,495	1,341,381
Stewart Information Services Corp. ρ	59,280	2,031,525

		9,256,510

Real Estate Investment Trusts 0.5%
Deerfield Triarc Capital Corp. ρ	69,900	632,595

Real Estate Management & Development 0.8%
Forest City Enterprises, Inc., Class A	18,310	1,009,980

Thrifts & Mortgage Finance 2.0%
BankAtlantic Bancorp, Inc., Class A	100,884	874,664
NewAlliance Bancshares, Inc. ρ	113,912	1,672,228
PFF Bancorp, Inc.	3,994	61,268

		2,608,160

HEALTH CARE 2.8%
Health Care Equipment & Supplies 0.4%
Edwards Lifesciences Corp. *	9,950	490,634

Health Care Providers & Services 0.8%
AMN Healthcare Services, Inc. *	29,800	558,154
Cross Country Healthcare, Inc. *	31,700	553,799

		1,111,953

2

EVERGREEN VA SPECIAL VALUES SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Life Sciences Tools & Services 0.5%
Cambrex Corp.	59,231	$645,026

Pharmaceuticals 1.1%
Alpharma, Inc., Class A *	28,964	618,671
Aspreva Pharmaceuticals Corp. * ρ	39,963	820,041

		1,438,712

INDUSTRIALS 18.9%
Aerospace & Defense 0.7%
GenCorp, Inc. *	79,490	950,700

Building Products 0.1%
Apogee Enterprises, Inc.	4,793	124,331

Commercial Services & Supplies 3.7%
ACCO Brands Corp.	24,400	547,536
Deluxe Corp.	16,440	605,650
Heidrick & Struggles International, Inc. *	20,410	743,944
Kelly Services, Inc., Class A	25,800	511,098
Korn/Ferry International	45,400	749,554
Viad Corp.	43,852	1,578,672

		4,736,454

Electrical Equipment 3.2%
EnerSys, Inc. *	16,981	301,753
Franklin Electric Co., Inc. ρ	26,000	1,068,860
Genlyte Group, Inc. *	20,674	1,328,511
Superior Essex, Inc. *	37,800	1,409,184

		4,108,308

Machinery 7.1%
Briggs & Stratton Corp. ρ	47,380	1,193,028
Crane Co.	26,900	1,290,393
EnPro Industries, Inc. *	17,550	712,530
Gardner Denver, Inc. *	20,600	803,400
Kadant, Inc. * +	61,439	1,720,292
Mueller Industries, Inc.	93,604	3,382,849
Xerium Technologies, Inc.	29,500	159,300

		9,261,792

Marine 1.1%
Horizon Lines, Inc.	47,400	1,447,122

Road & Rail 2.6%
Arkansas Best Corp.	45,684	1,492,039
Dollar Thrifty Automotive Group, Inc. *	28,185	977,738
Werner Enterprises, Inc.	49,108	842,202

		3,311,979

Trading Companies & Distributors 0.4%
NuCo2, Inc. *	18,812	484,221

INFORMATION TECHNOLOGY 11.4%
Communications Equipment 1.7%
3Com Corp. *	107,105	529,099
Avocent Corp. *	7,600	221,312
Black Box Corp.	32,500	1,389,700

		2,140,111

3

EVERGREEN VA SPECIAL VALUES SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals 3.1%
Adaptec, Inc. *	195,700	$747,574
Imation Corp.	96,335	2,363,097
Quantum Corp. *	201,172	683,985
Silicon Graphics, Inc.	11,295	223,076

		4,017,732

Electronic Equipment & Instruments 2.0%
AVX Corp.	42,100	677,810
Insight Enterprises, Inc. *	4,000	103,240
Kemet Corp. *	42,500	312,375
Orbotech, Ltd. *	45,300	952,659
Technitrol, Inc.	20,800	560,560

		2,606,644

IT Services 1.0%
Gevity HR, Inc.	36,500	374,125
MoneyGram International, Inc.	42,950	970,240

		1,344,365

Semiconductors & Semiconductor Equipment 2.0%
Cabot Microelectronics Corp. * ρ	17,800	760,950
Conexant Systems, Inc. * ρ	95,700	114,840
DSP Group, Inc. *	26,824	424,624
Exar Corp. *	26,025	339,886
Lattice Semiconductor Corp. *	81,940	367,911
Nextest Systems Corp. *	7,200	92,592
Standard Microsystems Corp. *	9,240	355,001
Zoran Corp. *	7,600	153,520

		2,609,324

Software 1.6%
Borland Software Corp. *	145,202	631,629
Corel Corp. *	53,300	682,773
Novell, Inc. *	89,000	679,960

		1,994,362

MATERIALS 9.6%
Chemicals 2.0%
A. Schulman, Inc.	36,690	723,894
American Pacific Corp. * +	20,100	313,962
Arch Chemicals, Inc.	34,461	1,615,531

		2,653,387

Construction Materials 0.8%
Eagle Materials, Inc.	28,886	1,032,386

Containers & Packaging 2.2%
Owens-Illinois, Inc. *	44,160	1,830,432
Packaging Corporation of America	34,270	996,229

		2,826,661

Metals & Mining 1.9%
Quanex Corp. ρ	52,028	2,444,275

Paper & Forest Products 2.7%
Glatfelter *	36,903	547,641
Louisiana-Pacific Corp.	26,096	442,849
Neenah Paper, Inc.	50,885	1,683,785
Schweitzer-Mauduit International, Inc.	35,011	815,756

		3,490,031

4

EVERGREEN VA SPECIAL VALUES SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 0.4%
Diversified Telecommunication Services 0.4%
Citizens Communications Co.	35,303	$505,539

UTILITIES 3.5%
Electric Utilities 2.8%
Allete, Inc.	55,639	2,490,401
El Paso Electric Co. *	51,300	1,186,569

		3,676,970

Gas Utilities 0.7%
Atmos Energy Corp.	32,000	906,240

Total Common Stocks (cost $109,854,702)		117,865,051

EXCHANGE TRADED FUND 1.5%
iShares Russell 2000 Index Fund ρ (cost $1,888,630)	23,900	1,912,956

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 11.9%
MUTUAL FUND SHARES 0.3%
AIM Short-Term Investment Trust Government & Agency Portfolio, Class I, 4.83% q	383,466	383,466

	Principal Amount	Value

REPURCHASE AGREEMENTS ^ 11.6%
Banc of America Securities, LLC, 5.32%, dated 09/28/2007, maturing 10/01/2007, maturity value $5,002,217	$5,000,000	5,000,000
BNP Paribas Securities, 5.33%, dated 09/28/2007, maturing 10/01/2007, maturity value $3,001,332	3,000,000	3,000,000
Credit Suisse First Boston, LLC, 5.33%, dated 09/28/2007, maturing 10/01/2007, maturity value $1,000,444	1,000,000	1,000,000
Deutsche Bank Securities, Inc., 5.33%, dated 09/28/2007, maturing 10/01/2007, maturity value $1,000,444	1,000,000	1,000,000
Dresdner Klienwort Wasserstein Securities, LLC, 5.33%, dated 09/28/2007, maturing 10/01/2007, maturity value $2,000,888	2,000,000	2,000,000
Merrill Lynch & Co., Inc., 5.32%, dated 09/28/2007, maturing 10/01/2007, maturity value $2,000,887	2,000,000	2,000,000
Nomura Securities International, Inc., 5.33%, dated 09/28/2007, maturing 10/01/2007, maturity value $1,000,444	1,000,000	1,000,000

		15,000,000

Total Investments of Cash Collateral from Securities Loaned (cost $15,383,466)		15,383,466

	Shares	Value

SHORT-TERM INVESTMENTS 6.8%
MUTUAL FUND SHARES 6.8%
Evergreen Institutional Money Market Fund, Class I, 5.25% q ø (cost $8,852,530)	8,852,530	8,852,530

Total Investments (cost $135,979,328) 111.2%		144,014,003
Other Assets and Liabilities (11.2%)		(14,545,783)

Net Assets 100.0%		$129,468,220

ρ	All or a portion of this security is on loan.
*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
q	Rate shown is the 7-day annualized yield at period end.
^

Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 398 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

On September 30, 2007, the aggregate cost of securities for federal income tax purposes was $136,053,140. The gross unrealized appreciation and depreciation on securities based on tax cost was $17,732,253 and $9,771,390, respectively, with a net unrealized appreciation of $7,960,863.

5

EVERGREEN VA SPECIAL VALUES SCHEDULE OF INVESTMENTS continued

September 30, 2007 (unaudited)

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

6

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Variable Annuity Trust
By:
Dennis H. Ferro, Principal Executive Officer

Date: November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro, Principal Executive Officer

Date: November 28, 2007

By:
Jeremy DePalma Principal Financial Officer

Date: November 28, 2007